                                                          File No. 333-112873

As filed on March 30, 2004

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                          Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. |_|
                        (Check appropriate box or boxes)

                      American Skandia Advisor Funds, Inc.

               (Exact Name of Registrant as Specified in Charter)

                                 (203) 926-1888
                        (Area Code and Telephone Number)

                               One Corporate Drive
                                Shelton, CT 06484
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Richard H. Kirk, Esq.
            Assistant Secretary, American Skandia Advisor Funds, Inc.
                               One Corporate Drive
                                Shelton, CT 06484
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                               Margery Neale, Esq.
                            Shearman & Sterling, LLP
                    599 Lexington Avenue, New York, NY 10022

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest of the
ASAF Marsico Capital Growth Fund of American Skandia Advisor Funds. No filing fee is due because Registrant is relying on Section 24(f) of the Investment
Company Act of 1940, as amended.

                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                        ASAF T. ROWE PRICE TAX MANAGED FUND
                                                One Corporate Drive
                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                             IMPORTANT PROXY MATERIALS
                                                  PLEASE VOTE NOW

Dear Shareholder:                                                                  March 26, 2004

         I am  writing to ask you to vote on an  important  proposal  whereby  the assets of the ASAF T. Rowe Price
Tax Managed Fund (the "Tax Managed  Fund") would be acquired by the ASAF Marsico  Capital Growth Fund (the "Capital
Growth Fund" and together with the Tax Managed Fund,  the "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of American Skandia Advisor Funds, Inc.  ("ASAF").  A shareholder  meeting for the Tax Managed  Fund is  scheduled  for May 3, 2004.  Only  shareholders  of the Tax Managed Fund will vote on the acquisition of the Tax Managed Fund's assets by the Capital Growth Fund.

         This package  contains  information  about the proposal and includes  materials you will need to vote. The
Board of Directors of ASAF has reviewed the proposal and  recommended  that it be presented to  shareholders of the
Tax Managed  Fund for their  consideration.  Although the  Directors  have  determined  that the proposal is in the best interests of shareholders, the final decision is up to you.

         If approved,  the proposed  merger would give you the  opportunity  to  participate  in a larger fund with similar  investment  policies.  In addition,  shareholders  are expected to realize a reduction in both the net and gross annual operating  expenses paid on their  investment in the combined fund. The  accompanying  proxy statement and prospectus include a detailed  description of the proposal.  Please read the enclosed  materials  carefully and cast your  vote.  Remember,  your vote is  extremely  important,  no matter how large or small  your  holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

         To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your  proxy  card  before  mailing  it in the  enclosed  postage  paid envelope.  Votes must be received prior to May 2, 2004.

o By  Internet.  Have  your  proxy  card  available.  Go to the web site:  www.proxyvote.com.  Enter  your  control number  from your proxy  card.  Follow the  instructions  found on the web site.  Votes must be entered  prior to 4
p.m. on May 2, 2004.

o By  Telephone.  Call (800)  690-6903  toll free.  Enter your  control  number  from your proxy  card.  Follow the instructions given.  Votes must be entered prior to 4 p.m. on May 2, 2004.

         If you have any  questions  before you vote,  please  call us at (800)  752-6342.  We are glad to help you understand the proposal and assist you in voting.  Thank you for your participation.

Judy A. Rice
President

      AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                        ASAF T. ROWE PRICE TAX MANAGED FUND
                                                One Corporate Drive
                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

         Notice is hereby given that a Special  Meeting of  Shareholders  (the "Meeting") of the ASAF T. Rowe Price
Tax Managed Fund (the "Tax Managed Fund") will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,
Newark, New Jersey 07102, on May 3, 2004, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders  of the Tax Managed Fund, to approve or  disapprove a Plan of  Reorganization  under which the
Tax  Managed  Fund will  transfer  all of its assets to, and all of its  liabilities  will be assumed  by, the ASAF
Marsico Capital Growth Fund (the "Capital  Growth Fund").  In connection  with this proposed  transfer,  each whole and fractional  share of each class of the Tax Managed Fund shall be exchanged for whole and  fractional  shares of equal net asset value of the same class of the Capital Growth Fund and  outstanding  shares of the Tax Managed Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

         The Tax  Managed  Fund has fixed the close of  business  on  February  6, 2004 as the record  date for the determination  of the  shareholders of the Tax Managed Fund, as applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Richard H. Kirk
Assistant Secretary

Dated:  March 26, 2004

                           Prospectus/Proxy Statement
                                TABLE OF CONTENTS

                                                                                                                                                                                                                          Page
                                                                                                                                                                                                                          ----

                  Exhibit B - Prospectus for the ASAF T. Rowe Price Tax Managed Fund and the
                  ASAF Marsico Capital Growth Fund dated March 1, 2004...................................................................................................................................................(enclosed)
                  Exhibit C - ASAF Annual Report to Shareholders for fiscal year ended
                  October 31, 2003 (enclosed)

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                               One Corporate Drive
                                  P.O. Box 883
                           Shelton, Connecticut 06484

                           PROSPECTUS/PROXY STATEMENT
                              Dated March 26, 2004

      Acquisition of the Assets of the ASAF T. Rowe Price Tax Managed Fund

      By and in exchange for shares of the ASAF Marsico Capital Growth Fund

     This  Prospectus/Proxy  Statement is furnished in connection with a Special
Meeting (the "Meeting") of shareholders  the ASAF T. Rowe Price Tax Managed Fund
(the "Tax Managed Fund"), a series of American Skandia Advisor Funds,  Inc. (the
"Company"),   called  by  the  Company  to  approve  or  disapprove  a  Plan  of
Reorganization  (the "Plan").  If  shareholders  of the Tax Managed Fund vote to approve the Plan,  you will receive  shares of the ASAF Marsico  Capital  Growth
Fund (the "Marsico Growth Fund" and, together with the Tax Managed Fund, each, a
"Fund" and collectively,  the "Funds"), a series of the Company,  equal in value to your  investment  in shares of the Tax Managed  Fund, as provided in the Plan and  described  at  greater  length  below.  The Tax  Managed  Fund will then be liquidated and dissolved.

     The Meeting will be held at 100 Mulberry Street, Gateway Center Three, 14th
Floor,  Newark,  New Jersey 07102 on May 3, 2004 at 11:00 a.m.  Eastern standard time.  The Board of  Directors  of the Company is  soliciting  these  proxies on behalf of the Tax Managed Fund.  This  Prospectus/Proxy  Statement will first be sent to shareholders on or about March 30, 2004.

     The  investment  objective  of the Tax Managed  Fund is to seek  attractive long-term  capital  appreciation  on an after-tax  basis,  while the  investment objective  of the  Marsico  Growth  Fund is to seek  capital  growth.  Each Fund invests primarily in equity securities.

     This  Prospectus/Proxy  Statement gives the information  about the proposed reorganization and issuance of shares of the Marsico Growth Fund that you should know before  investing.  You should retain it for future  reference.  Additional information  about the Marsico Growth Fund and the proposed  reorganization  has been filed with the Securities and Exchange  Commission ("SEC") and can be found in the following documents:

     |_| The  Prospectus for the Funds dated March 1, 2004, is attached with and considered a part of this Prospectus/Proxy Statement.

     |_|  A  Statement  of  Additional  Information  ("SAI")  relating  to  this
Prospectus/Proxy  Statement dated March 1, 2004, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

     You may request a free copy of the SAI  relating  to this  Prospectus/Proxy
Statement or other  documents  related to the Company  without charge by calling
1-800-752-6342 or by writing to the Company at the above address.

     The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy  Statement. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation  or any other U.S.  government  agency.  Mutual fund shares  involve investment risks, including the possible loss of principal.

SUMMARY

     This  is  only  a  summary  of  certain   information   contained  in  this
Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

     You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the Tax Managed  Fund and the Marsico  Growth
Fund into a single mutual fund. If  shareholders of the Tax Managed Fund vote to approve the Plan,  the assets of the Tax Managed Fund will be transferred to the
Marsico  Growth Fund in exchange for a then equal value of shares of the Marsico
Growth  Fund.  Shareholders  of the Tax  Managed  Fund  will have  their  shares exchanged for shares of the Marsico Growth Fund of equal dollar value based upon the  value  of the  shares  at the  time  the  Tax  Managed  Fund's  assets  are transferred  to the  Marsico  Growth  Fund.  After the  transfer  of assets  and exchange of shares have been completed,  the Tax Managed Fund will be liquidated
and   dissolved.   The   proposed   reorganization   is   referred  to  in  this
Prospectus/Proxy Statement as the "Transaction." As a result of the Transaction, you will cease to be a  shareholder  of the Tax  Managed  Fund and will become a shareholder of the Marsico Growth Fund.

     For the reasons set forth in the "Reasons for the Transaction" section, the
Board of Directors of the Company has determined  that the Transaction is in the best  interests  of the  shareholders  of the Tax  Managed  Fund and the Marsico
Growth Fund,  and has also  concluded  that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

     The Board of Directors  of the  Company,  on behalf of the Tax Managed Fund and the Marsico  Growth Fund, has approved the Plan and  unanimously  recommends that you vote to approve the Plan.

Shareholder voting

     Shareholders  who own  shares  of the Tax  Managed  Fund  at the  close  of business on February 6, 2004 (the "Record Date") will be entitled to vote at the
Meeting,  and will be entitled to one vote for each full share and a  fractional vote for each  fractional  share  that they  hold of the Tax  Managed  Fund.  To approve the  Transaction  for the  reorganization  of the Tax Managed Fund,  the affirmative  vote of the holders of a majority of the total  number of shares of capital stock of the Tax Managed Fund  outstanding  and entitled to vote thereon must be voted in favor of the Plan.

     Please  vote  your  shares  as soon as you  receive  this  Prospectus/Proxy
Statement.  You may vote by  completing  and  signing the  enclosed  ballot (the
"proxy  card") or over the  Internet  or by  phone.  If you vote by any of these methods,  your votes will be officially cast at the Meeting by persons appointed as proxies.

     You can revoke or change  your  voting  instructions  at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the
"Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

     This section describes the investment  policies of the Tax Managed Fund and the  Marsico  Growth  Fund and the  differences  between  them.  For a  complete description  of the  investment  policies and risks of the Tax Managed Fund, you
should  read  the   Prospectus   for  the  Funds  that  is  enclosed  with  this
Prospectus/Proxy Statement.

     The  investment  objectives  of the Funds are  comparable.  The  investment objective  of the  Tax  Managed  Fund is to seek  attractive  long-term  capital appreciation on an after-tax  basis and the investment  objective of the Marsico
Growth Fund is to seek capital  appreciation.  The investment  objective for the
Marsico  Growth Fund is a fundamental  policy and can only be changed with prior shareholder  approval,  while the investment objectives for the Tax Managed Fund is a non-fundamental policy and can be changed without shareholder approval.

     The Tax Managed Fund and the Marsico Growth Fund invest primarily in common stock.  Each of the Funds  pursues  its  investment  objective  through  various
investment   strategies   that   are   employed   by  the   Fund's   sub-advisor
("Sub-advisor").

     The Tax Managed Fund seeks long-term  appreciation while minimizing taxable
distributions   of  capital  gains  and  dividends  and  invests   primarily  in
large-capitalization   stocks  selected  mainly  from  the  1,000  largest  U.S.
companies. The Sub-advisor selects stocks based on a combination of fundamental, bottom-up  analysis and top-down  quantitative  strategies that seek to identify companies  with  superior  long-term  appreciation  prospects.  The  Sub-advisor generally uses a growth approach to stock selection,  looking for companies with certain attributes, such as: increased revenues, earnings and cash flow; capable management; attractive business niches; and sustainable competitive advantages.

     Generally,  the Tax  Managed  Fund  limits its  exposure  to  high-yielding stocks,  however,  the  Sub-advisor  does not  consider the payment of dividends
(even   higher-than-average   dividends)  as   disqualifying   a  security  from
consideration for the Tax Managed Fund's portfolio. In addition, the Sub-advisor strives  to avoid  realizing  gains by  limiting  sales  of  existing  portfolio
holdings.   When  the  Fund  does  sell  its  portfolio   securities  that  have
appreciated,  the Sub-advisor attempts to sell the highest-cost  securities in a position first or offset the gain with losses from other  securities in order to limit  realized  capital  gains.  There is no guarantee  that the  Sub-advisor's attempts to manage the Fund in a  tax-efficient  manner will be  successful,  or that the Fund will achieve its objective.

     The Marsico  Growth Fund invests  primarily in common stocks without regard to income  generation.  The Sub-advisor  expects that the majority of the Fund's assets  will be  invested  in the  common  stocks of  larger,  more  established companies. In selecting investments for the Marsico Growth Fund, the Sub-advisor uses an approach that combines "top down" economic analysis with bottom-up stock selection.  The top-down approach takes into consideration  such  macro-economic factors as interest rates, inflation, the regulatory environment, and the global competitive landscape. In addition, the Sub-advisor examines such factors as the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As a result of this "top down" analysis,  the
Sub-advisor  identifies  sectors,  industries  and companies that should benefit from the trends the Sub-advisor has observed.

     The Sub-advisor  then employs a bottom-up stock selection  analysis looking for  individual  companies  with  earnings  growth  potential  that  may  not be recognized by the market at large. In determining  whether a particular  company is  appropriate  for  investment  by the Marsico  Growth Fund,  the  Sub-advisor focuses on a number of different  attributes,  including the company's  specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, and the
ability  to  generate  free  cash  flow),  strong  management,   and  reasonable
valuations in the context of projected growth rates.

     The Tax Managed Fund thus pursues its investment  objective by investing in large-capitalization  stocks with an emphasis  on  limiting  realized  gains and taxable  distributions.  In  contrast,  the  Marsico  Growth  Fund  pursues  its objective by generally  focusing on investing in larger,  established  companies without necessarily avoiding high-yielding stocks or managing its portfolio with a focus toward avoiding realized capital gains.  Realization of income is not an investment  objective of the Marsico Growth Fund and, therefore,  any income the
Fund does realize will be incidental to the Fund's primary investment objective.
Consequently,  shareholders  of the Tax Managed  Fund  should  expect to receive greater taxable capital gains and, to a lesser extent, dividend distributions as shareholders  of the  Marsico  Growth  Fund  if the  Plan  is  approved  and the
Transaction is completed.

Other non-fundamental investment policies of the Funds

     As noted above, each of the Funds invest primarily in common stocks.  Under certain  circumstances,  each Fund may  invest a portion  of its assets in other types of investments or employ alternative investment  strategies.  As described more fully below,  each Fund may have  limitations on the extent to which it may pursue these types of investments.  In general,  each Fund may invest in foreign
securities  and   derivatives   and,  to  a  lesser  extent,   convertible   and
non-convertible debt securities.

     The Tax  Managed  Fund may  invest  in  convertible  securities,  warrants, foreign  stocks,  futures and options if such securities are in keeping with the
Fund's investment objective,  including the objective on minimizing  realization of taxable gain and limiting taxable distributions. In addition, the Tax Managed
Fund may invest up to 25% of its total assets in foreign  securities,  including
non-dollar   denominated   securities   traded   outside   of   the   U.S.   and
dollar-denominated  securities  of  foreign  issuers  traded in the U.S.  (e.g.,
American  Depository  Receipts).  The Fund may also enter into foreign  exchange contracts to manage non-dollar investments.

     The Tax Managed Fund may also invest in futures and options contracts for a variety  of  different  reasons,  including:  as a measure  to adjust the Fund's overall exposure to certain markets;  to hedge against  potentially  unfavorable changes  in  interest  rates;  to  protect  the  value of the  Fund's  portfolio securities;  or as a cash management tool. In addition, the Tax Managed Fund may invest  up to 10% of its total  assets  in  certain  hybrid  instruments,  which combine the characteristics of futures, options and securities.

     The Marsico  Growth  Fund may invest in  preferred  stocks and  convertible securities  (including  warrants and debt securities) when the Fund perceives an opportunity for capital growth from such  securities.  In addition,  the Marsico
Growth  Fund may invest up to 10% of its total  assets in  non-convertible  debt securities,  which may include  corporate  bonds and  debentures  and government securities.  With  respect to foreign  securities,  the Marsico  Growth Fund may purchase foreign equity and debt securities,  including depositary receipts. The
Marsico Growth Fund may use a variety of currency hedging techniques,  including forward  currency  contracts,  to manage  exchange  rate risk  with  respect  to investments exposed to foreign currency fluctuations.

     The  Marsico  Growth  Fund  may  also  invest,   without   limitation,   in
index/structured  securities,  which are debt securities whose value at maturity or interest rate is linked to currencies,  interest  rates,  equity  securities, indices, commodity prices or other financial indicators.  Such securities may be positively or negatively  indexed (i.e.  their value may increase or decrease if the reference index or instrument appreciates).  Index/structured securities may have return  characteristics  similar to direct  investments  in the  underlying instruments,  but may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer of the index/structured security.

     The  Marsico   Growth  Fund  may  purchase  and  write  (sell)  options  on securities, financial indices, and foreign currencies, and may invest in futures contracts on securities,  financial indices, and foreign currencies,  options on futures contracts,  forward contracts and swaps and swap-related products. These instruments  will be used primarily to hedge the Marsico Growth Fund's positions against  potential  adverse  movements in securities  prices,  foreign  currency markets or interest rates. To a limited extent, the Marsico Growth Fund may also use  derivative  instruments  for  non-hedging  purposes such as increasing  the
Fund's income or otherwise enhancing return.

     Although  the Funds do not expect to do so  ordinarily,  during  periods of adverse market conditions,  each Fund may invest all or substantially all of its assets  temporarily in a defensive  manner.  When investing in this manner,  the
Funds may invest in high-grade,  short-term,  fixed-income securities (which may include U.S. Government  securities) or hold its assets in cash. While a Fund is in a defensive  position,  the  opportunity to achieve its investment  objective will be limited.

Fundamental investment restrictions of the Funds

     As noted above, a Fund may not change a fundamental  investment restriction without the prior approval of its  shareholders.  A  non-fundamental  investment policy,  however,  may be changed without  shareholder  approval.  Each Fund has adopted  identical  fundamental  investment  restrictions,  which limit a Fund's ability  to:  (i)  issue  senior  securities;  (ii)  borrow  money  (except  for non-leveraging,  temporary or emergency purposes);  (iii) underwrite securities;
(iv) purchase or sell real estate;  (v) purchase or sell  physical  commodities;
(vi) make loans (except for certain securities lending transactions);  and (vii)
concentrate  its  investments  by  investing  more  than 25% of the value of the
Fund's  assets  in  securities  of  issuers  having  their  principal   business
activities in the same industry.

     In addition,  each Fund has adopted a fundamental investment restriction to diversify  its  investments.  Accordingly,  the Tax Managed Fund and the Marsico
Growth Fund are considered  "diversified funds" under the Investment Company Act of 1940 (the "Investment  Company Act"). This means that, with respect to 75% of the value of each Fund's total  assets,  each Fund invests in cash,  cash items,
obligations  of  the  U.S.  Government,   its  agencies  or   instrumentalities,
securities  of other  investment  companies and "other  securities."  The "other securities" are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the  securities  of a single issuer and that the
Fund will not hold  more  than 10% of any  single  issuer's  outstanding  voting securities.  Accordingly,  a Fund may not purchase the  securities of any issuer if, as a result,  the Fund would  fail to be a  diversified  company  within the meaning of the Investment Company Act and the rules and regulations  promulgated thereunder.

Risks of investing in the Funds

     Like all investments, an investment in the Funds involves risk. There is no assurance that any of the Funds will meet its investment objective.  As with any mutual  fund  investing  primarily  in  equity  securities,  the  value  of  the securities  held by a Fund may  decline.  Stocks can decline  for many  reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally.  These declines may be substantial.
In addition,  there are certain risks that are  associated  with the  particular investment strategies employed by each Fund.

     The Tax Managed Fund is generally more  restricted in its ability to invest in  certain  types of  securities,  such as foreign  securities  and may be more restricted  in its use of  certain  types of  derivatives.  Although  each  Fund focuses on large-capitalization issuers and employ a growth investment strategy, the Tax  Managed  Fund also  seeks to invest in  securities  that will limit the
Fund's exposure to taxable distributions and attempts to manage its portfolio in a manner that limits  realized  gains.  To the extent that the Fund  pursues its tax-managed strategy,  the Fund may buy, hold or sell certain securities for the purpose of managing  taxable income and gains  irrespective  of certain  non-tax related risks associated with such investments.  In addition, to the extent that the Tax-Managed  Fund invests in certain  options,  futures and foreign exchange contracts,  such  investments  may be  treated  as  Section  1256  contracts  or straddles that are not exempt from federal income taxes.

     The Marsico  Growth Fund is the least  restricted in terms of its permitted investment  strategies.  To the extent  that the  Marsico  Growth  Fund  pursues certain  strategies,  such as foreign  investments or  derivatives,  the Marsico
Growth Fund may incur greater risk  associated  with such an  investment  than a
Fund that is more restricted.  For example, options and futures contracts can be highly  volatile  and their use can reduce a Fund's  performance.  However,  the
Sub-advisor  does not  anticipate  pursuing  these  investment  strategies  to a significant  extent, if at all. In addition,  the Marsico Growth Fund may invest in the securities of a particular  company that is  anticipating  an increase in value  due to a  specific  development,  such as a  technological  breakthrough, management  change  or a  new  product.  These  types  of  investment  carry  an additional risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention of other investors.

     For more information  about the risks associated with the Funds' investment strategies, see the Funds' Prospectus, and for a more detailed discussion of the
Funds' investments, see the Funds' Statement of Additional Information,  both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

     Each Fund is treated as a separate  entity for federal income tax purposes.
Each Fund has  qualified  and  elected or  intends  to  qualify  and elect to be treated as a "regulated  investment  company" under Subchapter M of the Internal
Revenue  Code of 1986,  as amended  (the  "Code"),  and  intends to  continue to qualify in the future.  As a regulated  investment  company,  a Fund must, among other  things,  (a)  derive  at least 90% of its gross  income  from  dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from options,  futures,  and forward contracts)  derived  with  respect to its  business of  investing in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each  quarter of its taxable  year,  (i) at least 50% of the value of the
Fund's  total  assets  is  represented  by cash,  cash  items,  U.S.  Government securities,  securities  of other  regulated  investment  companies,  and  other securities  limited, in respect of any one issuer, to an amount not greater than
5% of the Fund's total assets,  and 10% of the outstanding  voting securities of such  issuer,  and (ii) not more than 25% of the  value of its  total  assets is invested  in the  securities  of any one  issuer  (other  than  U.S.  Government securities  or  securities  of  other  regulated  investment  companies).  As  a regulated  investment  company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net investment  income and  realized  net  short-term  capital gain in excess of net long-term  capital loss for the taxable year is distributed  in accordance  with the Code's timing requirements

     The  Transaction may entail various tax  consequences,  which are discussed under the caption "Tax Consequences of the Transaction."

Management of the Company and the Funds

     American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive,
Shelton,  Connecticut,  and Prudential  Investments  LLC ("PI"),  Gateway Center
Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers (each an
"Investment  Manager"  and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the  Company on behalf of each Fund (the
"Management Agreement"). Under the Management Agreement, PI, as co-manager, will
provide   supervision   and   oversight   of   ASISI's   investment   management
responsibilities  with  respect  to the  Company.  Pursuant  to  the  Management
Agreement,  the Investment  Managers  jointly  administer  each Fund's  business affairs and supervise each Fund's investments.  Subject to approval by the Board of  Directors,  the  Investment  Managers  may  select  and  employ  one or more sub-advisors  for a Fund, who will have primary  responsibility  for determining what  investments  the Fund will purchase,  retain and sell. Also subject to the approval of the Board of Directors,  the  Investment  Managers may  reallocate a
Fund's assets among sub-advisors  including (to the extent legally  permissible)
affiliated sub-advisors, consistent with a Fund's investment objectives.

     The  Company  has  obtained  an  exemption  from  the SEC that  permits  an
Investment Manager to change sub-advisors for each of its series,  including the
Funds,  and  to  enter  into  new  sub-advisory   agreements  without  obtaining
shareholder  approval of the such changes.  Any such sub-advisor change would be subject to approval by the Board of  Directors of the  Company.  This  exemption
(which is similar to exemptions  granted to other investment  companies that are operated in a similar  manner as the  Company) is  intended  to  facilitate  the efficient  supervision  and  management of the  sub-advisors  by the  Investment
Managers and the Directors of the Company.

     With respect to the Funds,  the Investment  Managers  currently  engage the following Sub-advisors to manage the investments of the Funds in accordance with the Fund's  investment  objective,  policies and  limitations and any investment
guidelines   established  by  the  Investment  Managers.   Each  Sub-advisor  is
responsible,  subject to the supervision and control of the Investment Managers, for the  purchase,  retention  and sale of  securities  in a  Fund's  investment portfolio under its management.

     T. Rowe Price Associates,  Inc. ("T. Rowe Price") serves as the Sub-adviser for the Tax  Managed  Fund.  T. Rowe Price is located at 100 East Pratt  Street,
Baltimore  Maryland 21202 and was founded in 1937 by the late Thomas Rowe Price,
Jr.  As  of  December  31  2003,  T.  Rowe  Price  and  its  affiliates  managed approximately  $190  billion for  approximately  eight  million  individual  and institutional accounts.

     T. Rowe Prices employs an investment  advisory committee in order to manage the  assets of the Tax  Managed  Fund.  Mr.  Donald  J.  Peters,  the  committee
Chairman,  has  day-to-day  responsibility  for  managing  the  Fund  and  works collaboratively  with the  committee  in  developing  and  executing  the Fund's investment  program.  Mr. Peters has been managing  investments since joining T.
Rowe Price in 1993 and has managed the Fund since it commenced operations.

     Marsico  Capital  Management,  LLC ("Marsico  Capital"),  1200  Seventeenth
Street,  Suite 1300,  Denver,  CO 80202,  serves as Sub-advisor  for the Marsico
Growth Fund. Thomas F. Marsico has primary  responsibility for management of the
Fund. Marsico Capital, a registered  investment advisor formed in 1997, became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001.
Marsico Capital provides  investment advisory services to mutual funds and other
institutions,   and  handles   separately   managed  accounts  for  individuals,
corporations,  charities and retirement plans. As of December 31, 2003,  Marsico
Capital managed approximately $30.1 billion in assets.

     The  portfolio  managers  responsible  for  management  of the ASAF Marsico
Capital  Growth Fund are Thomas F. Marsico and James A.  Hillary.  Mr.  Marsico,
Chairman and Chief Investment Officer, founded Marsico Capital in 1997. Prior to that,  he served as portfolio  manager for Janus Capital  Corporation  from 1986 until 1997. Mr. Hillary,  Portfolio  Manager and Senior  Analyst,  is a founding member of Marsico  Capital.  Prior to joining  Marsico Capital in 1997, he was a portfolio manager at W.H. Reaves.

     Pursuant to the Management  Agreement,  ASISI receives a monthly investment management fee for the  performance of its services.  The investment  management fee is accrued  daily for the purposes of  determining  the sale and  redemption price of a Fund's shares.  ASISI pays each Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Fund.

     Under the  Management  Agreement  with the Tax  Managed  Fund,  the Fund is obligated to pay ASISI an annual investment management fee equal to 0.95% of its average daily net assets. Under the Management Agreement with the Marsico Growth
Fund,  the Fund is obligated to pay ASISI an annual  investment  management  fee equal to 1.00% of its average daily net assets.  Consequently,  the shareholders of the Tax Managed Fund will pay investment management fees at a slightly higher rate as a result of the  Transaction.  During the fiscal year ended  October 31,
2003, the Tax Managed Fund paid $68,686 in investment  management fees to ASISI.
If the fee rate  applicable to the Marsico Growth Fund had been in effect during such  period,  the Tax  Managed  Fund  would  have paid  $72,301  in  investment management fees to ASISI.

     ASISI pays each Sub-advisor a portion of the investment management fee that
ASISI  receives from each Fund.  ASISI pays such  sub-advisory  fees without any additional  expense  to a Fund.  The  Funds  have  comparable  sub-advisory  fee arrangements.  With respect to the Tax Managed Fund, ASISI pays T. Rowe Price an annual rate equal to 0.45% of the portion of the Fund's average daily net assets not in excess of $100  million;  plus 0.40% of the portion of the average  daily net assets over $100  million but not in excess of $250  million;  plus 0.35% of the portion of the Fund's average daily net assets in excess of $250 million.

     With  respect to the Marsico  Growth Fund,  ASISI pays  Marsico  Capital an annual rate equal to 0.45% of the average daily net assets of the Marsico Growth
Fund.  Commencing March 1, 2001, Marsico Capital has voluntarily agreed to waive the portion of its  sub-advisory  fee that exceeds 0.40% of the combined average daily net assets of the Marsico  Growth Fund. At current asset levels of the Tax
Managed Fund (approximately $8 million),  ASISI will be required to pay a lesser portion of its investment  management fees for sub-advisory  services in respect of the Tax Managed Fund assets giving effect to Marsico Capital's  voluntary fee waiver. Marsico Capital may terminate this voluntary agreement at any time.

     Although the investment management fee rates under the Management Agreement that are paid to ASISI by the Marsico  Growth Fund are slightly  higher than the fee rates paid by the Tax Managed Fund, the Investment  Manager has  voluntarily agreed until March 31, 2005 to reimburse  each Fund for its operating  expenses, exclusive  of taxes,  interest,  brokerage  commissions,  distribution  fees and extraordinary  expenses,  but  inclusive  of the  management  fee,  which in the aggregate  exceed  1.30% of a Fund's  average  net assets.  With  respect to the
Tax-Managed  Fund, the Investment  Manager  incurred expense  reimbursements  of approximately  2.10% of the Fund's  average net assets for the six month  period ended on September 30, 2003. During that same time frame, the Investment Manager incurred  expense  reimbursements  with  respect to the  Marsico  Growth Fund of approximately 0.20% of the Fund's net assets.  Accordingly,  with respect to the
Funds, the Investment Manager may incur lower total expenses reimbursements as a result of the Transaction.

     The Investment Manager may terminate the above voluntary  agreements at any time after March 31, 2005. Voluntary payments of Fund expenses by the Investment
Manager may be made  subject to  reimbursement  by the Fund,  at the  Investment
Manager's  discretion,  within the two year period following such payment to the extent  permissible  under  applicable law and provided that the Fund is able to effect such  reimbursement  and remain in  compliance  with  applicable  expense limitations.

Distribution Plan

     American  Skandia   Marketing,   Incorporated  and  Prudential   Investment
Management Services LLC (collectively,  the "Distributor")  jointly serve as the principal  underwriter  and  distributor  for each Fund.  The Company  adopted a
Distribution  and Service Plan (commonly known as a "12b-1 Plan") for each Class of  shares  to  compensate  the  Distributor  for  its  services  and  costs  in distributing shares and servicing shareholder accounts. Under the 12b-1 Plan for
Class A shares,  the Fund pays the Distributor 0.50% of the Fund's average daily net assets attributable to Class A shares.  Under the 12b-1 Plans for Class B, X and C shares,  the Fund pays the  Distributor  1.00% of the Fund's average daily net assets attributable to the relevant Class of shares.  Because these fees are paid out of a Fund's  assets on an ongoing  basis,  these  fees may,  over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

     The Distributor uses distribution and service fees received under the 12b-1
Plan to compensate  qualified  dealers for services  provided in connection with the sale of shares and the maintenance of shareholder accounts. In addition, the
Distributor uses  distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares.

Valuation

     The net asset  value  ("NAV")  per share is  determined  for each  class of shares for each Fund as of the time of the close of the New York Stock  Exchange
("NYSE")  (which is normally  4:00 p.m.  Eastern  time) on each  business day by dividing the value of each Fund's total net assets by the number of total shares of that class outstanding. In general, the assets of each Fund are valued on the basis of market  quotations.  However,  in certain  circumstances  where  market quotations are not readily available or where market quotations for a particular security or asset are believed to be unreliable, securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

     The purchase  policies for each Fund are  identical.  The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies  depending on the amount of your  investment.  Class B shares  are sold at NAV per share  without an initial sales  charge.  However,  if Class B shares are  redeemed  within seven years of their  purchase,  a contingent  deferred sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share without an initial sales charge.  In addition,  if Class C shares are redeemed within 12 months of the first business day of calendar month of their purchase,  a CDSC of
1.00% will be deducted from the redemption proceeds.  Class X shares are sold at
NAV per share without an initial sales charge. In addition, investors purchasing
Class X shares will receive, as a bonus,  additional shares having a value equal to 2.50% of the amount  invested.  Although  Class X shares are sold  without an initial  sales  charge,  if Class X shares are redeemed  within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

     The redemption  policies for each Fund are  identical.  Your shares will be sold at the next NAV per share  determined after your order to sell is received, less any  applicable  CDSC  imposed.  Refer to the  Funds'  Prospectus  for more information regarding how to sell shares.

     Shares of each Fund may be  exchanged  for  shares of the same class of the other  Funds  and  other  funds of the  Company  at NAV per share at the time of exchange. Exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of shares of another Fund.  Shares are normally  redeemed and purchased in the exchange  transaction on the business day on which the Transfer
Agent  receives an exchange  request that is in proper  form,  if the request is received by the close of the NYSE that day.

     Each Fund will distribute substantially all of its income and capital gains to shareholder each year. Each Fund will declare dividends, if any, annually.

Fees and expenses

     The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the Tax Managed Fund the Marsico Growth Fund, as well as the  projected  fees and  expenses  of the  Marsico  Growth  Fund  after  the
Transaction.

                  Class A Shares
                  --------------

                                                                                                                                                                                                  Marsico Growth Fund
                                                                                                                                                                                                  -------------------
                                                                                                                Tax Managed Fund Class A            Marsico Growth Fund Class A                After Transaction Class A
                                                                                                                ------------------------            ---------------------------                -------------------------
Shareholder Fees
(fees paid directly from your investment)
     Maximum Sales Charge (Load)
         on Purchases (as % of offering price).......................................................                5.75%                                5.75%                                    5.75%
     Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price................                None1                                None1                                    None1
     Redemption Fee..................................................................................                None2                                None2                                    None2
     Exchange Fee                                                                                                    None                                 None                                     None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

              Management Fees........................................................................                0.95%                                       1.00%                             1.00%
              Estimated Distribution (12b-1) Fees....................................................                0.50%                                       0.50%                             0.50%
              Other Expenses.........................................................................                2.74%                                       0.51%                             0.52%
              Advisory Fee Waivers and Expense Reimbursement.........................................
                                                                                                                    (2.39)%                                     (0.21)%                           (0.22)%
              Total Annual Fund Operating Expenses...................................................                1.80%                                       1.80%                             1.80%

                  Class B Shares
                  --------------

                                                                                                                                                                                             Marsico Growth Fund
                                                                                                                                                                                             -------------------
                                                                                                              Tax Managed Fund Class B         Marsico Growth Fund Class B                After Transaction Class B
                                                                                                              ------------------------         ---------------------------                -------------------------
Shareholder Fees
(fees paid directly from your investment)
     Maximum Sales Charge (Load)
         on Purchases (as % of offering price).......................................................              None                               None                                         None
     Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price................              6.00%3                            6.00%3                                        6.00%3
     Redemption Fee..................................................................................              None2                              None2                                        None2
     Exchange Fee                                                                                                  None                               None                                         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

              Management Fees........................................................................               0.95%                                 1.00%                                    1.00%
              Estimated Distribution (12b-1) Fees....................................................               1.00%                                 1.00%                                    1.00%
              Other Expenses.........................................................................               2.76%                                 0.51%                                    0.52%
              Advisory Fee Waivers and Expense Reimbursement.........................................
                                                                                                                   (2.41)%                               (0.21)%                                  (0.22%)
              Total Annual Fund Operating Expenses...................................................               2.30%                                 2.30%                                    2.30%

                  Class C Shares
                  --------------

                                                                                                                                                                                             Marsico Growth Fund
                                                                                                                                                                                             -------------------
                                                                                                              Tax Managed Fund Class C         Marsico Growth Fund Class C                After Transaction Class C
                                                                                                              ------------------------         ---------------------------                -------------------------
Shareholder Fees
(fees paid directly from your investment)
     Maximum Sales Charge (Load)
         on Purchases (as % of offering price).......................................................                  None                               None                                     None
     Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price................                  1.00%3                             1.00%3                                   1.00%3
     Redemption Fee..................................................................................                  None2                              None2                                    None2
     Exchange Fee                                                                                                      None                               None                                     None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

              Management Fees........................................................................                 0.95%                                1.00%                                    1.00%
              Estimated Distribution (12b-1) Fees....................................................                 1.00%                                1.00%                                    1.00%
              Other Expenses.........................................................................                 2.75%                                0.51%                                    0.52%
              Advisory Fee Waivers and Expense Reimbursement.........................................
                                                                                                                     (2.40)%                              (0.21)%                                  (0.22)%
              Total Annual Fund Operating Expenses...................................................                 2.30%                                2.30%                                    2.30%

                  Class X Shares
                  --------------

                                                                                                                                                                                             Marsico Growth Fund
                                                                                                                                                                                             -------------------
                                                                                                              Tax Managed Fund Class X         Marsico Growth Fund Class X                After Transaction Class X
                                                                                                              ------------------------         ---------------------------                -------------------------
Shareholder Fees
(fees paid directly from your investment)
     Maximum Sales Charge (Load)
         on Purchases (as % of offering price).......................................................             None                                None                                     None
     Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price................             6.00%3                              6.00%3                                   6.00%3
     Redemption Fee..................................................................................             None2                               None2                                    None2
     Exchange Fee                                                                                                 None                                None                                     None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

              Management Fees........................................................................            0.95%                                   1.00%                               1.00%
              Estimated Distribution (12b-1) Fees....................................................            1.00%                                1.00%                                  1.00%
              Other Expenses.........................................................................            2.78%                                0.51%                                  0.52%
              Advisory Fee Waivers and Expense Reimbursement.........................................
                                                                                                                 (2.43)%                             (0.21)%                                 (0.22)%
              Total Annual Fund Operating Expenses...................................................            2.30%                                2.30%                                  2.30%

     1. Under certain circumstances,  purchases of Class A shares not subject to an initial  sales charge (load) will be subject to a contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy  Shares."  2. A $10 fee may be imposed for wire  transfers  of redemption proceeds. For an additional discussion of wire redemptions,  see this
Prospectus under "How to Redeem Shares." 3. If you purchase Class B or X shares, you do not pay an initial sales charge but you may pay a CDSC if you redeem some or all of your  shares  before  the end of the  seventh  (in the case of Class B shares) or eighth (in the case of Class X shares) year after which you purchased such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for redemptions of Class
B shares occurring in years one through seven, respectively. The CDSC is 6%, 5%,
4%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class X shares  occurring in years one through eight, respectively.  No CDSC is charged after these periods. If you purchase Class C shares,  you may incur a CDSC if you redeem some or all of your
Class C shares  within  12  months  of the  calendar  month of  purchase.  For a discussion of the Class B, X and C CDSC, see this  Prospectus  under "How to Buy
Shares."

Expense Examples

     Full  Redemption - These examples are intended to help you compare the cost of investing in each Fund before the  transaction  with the cost of investing in the  Marsico  Growth  Fund after the  Transaction.  They  assume that you invest
$10,000,  that you  receive a 5% return  each year,  and that the  Funds'  total operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

      Class A Shares
      --------------

                                                                                                                                1 Year                           3 Years                          5 Years                          10 Years
                                                                                                                                ------                           -------                          -------                          --------
Tax Managed Fund                                                                                                                    $747                              $1,569                            $2,404                           $4,552
Marsico Growth Fund                                                                                                                  747                               1,150                             1,577                            2,762
Marsico Growth Fund                                                                                                                  747                               1,152                             1,581                            2,771
(Projected after the Transaction)

      Class B Shares
      --------------

                                                                                                                                1 Year                           3 Years                          5 Years                           10 Years
                                                                                                                                ------                           -------                          -------                           --------
Tax Managed Fund                                                                                                                      $833                          $1,603                           $2,379                              $4,539
Marsico Growth Fund                                                                                                                    833                           1,162                            1,517                               2,707
Marsico Growth Fund                                                                                                                    833                           1,164                            1,521                               2,717
(Projected after the Transaction)

      Class C Shares
      --------------

                                                                                                                                1 Year                           3 Years                          5 Years                           10 Years
                                                                                                                                ------                           -------                          -------                           --------
Tax Managed Fund                                                                                                                      $333                           $1,201                            $2,175                              $4,636
Marsico Growth Fund                                                                                                                    333                              762                             1,317                               2,830
Marsico Growth Fund                                                                                                                    333                              764                             1,321                               2,839
(Projected after the Transaction)

      Class X Shares
      --------------

                                                                                                                                1 Year                           3 Years                          5 Years                           10 Years
                                                                                                                                ------                           -------                          -------                           --------
Tax Managed Fund                                                                                                                      $839                           $1,637                            $2,541                              $4,775
Marsico Growth Fund                                                                                                                    839                            1,181                             1,650                               2,901
Marsico Growth Fund                                                                                                                    839                            1,183                             1,654                               2,910
(Projected after the Transaction)

     No  Redemption - You would pay the  following  expenses  based on the above assumptions except that you do not redeem your shares at the end of each period:

      Class A Shares
      --------------

                                                                                                                                1 Year                           3 Years                          5 Years                           10 Years
                                                                                                                                ------                           -------                          -------                           --------
Tax Managed Fund                                                                                                                      $747                          $1,569                             $2,404                              $4,552
Marsico Growth Fund                                                                                                                    747                           1,150                              1,577                               2,762
Marsico Growth Fund                                                                                                                    747                           1,152                              1,581                               2,771
(Projected after the Transaction)

      Class B Shares
      --------------

                                                                                                                                1 Year                           3 Years                         5 Years                           10 Years
                                                                                                                                ------                           -------                         -------                           --------
Tax Managed Fund                                                                                                                      $233                          $1,203                             $2,179                              $4,539
Marsico Growth Fund                                                                                                                    233                             762                              1,317                               2,876
Marsico Growth Fund                                                                                                                    233                             764                              1,321                               2,883
(Projected after the Transaction)

      Class C Shares
      --------------

                                                                                                                                1 Year                           3 Years                         5 Years                           10 Years
                                                                                                                                ------                           -------                         -------                           --------
Tax Managed Fund                                                                                                                      $233                          $1,201                             $2,175                              $4,636
Marsico Growth Fund                                                                                                                    233                             762                              1,317                               2,830
Marsico Growth Fund                                                                                                                    233                             764                              1,321                               2,839
(Projected after the Transaction)

      Class X Shares
      --------------

                                                                                                                                1 Year                           3 Years                         5 Years                           10 Years
                                                                                                                                ------                           -------                         -------                           --------
Tax Managed Fund                                                                                                                      $239                           $1,237                          $2,241                              $4,775
Marsico Growth Fund                                                                                                                    239                              781                           1,350                               2,901
Marsico Growth Fund                                                                                                                    239                              783                           1,354                               2,910
(Projected after the Transaction)

Performance

     The bar charts show the  performance of the Class A shares of each Fund for each full calendar  year the Fund has been in  operation.  The first table below each bar chart shows each such Fund's best and worst quarters during the periods included  in the bar chart.  The second  table shows the  average  annual  total returns  before taxes for each Class of each Fund for 2003 and since  inception, as well as the average  annual total  returns after taxes on  distributions  and after taxes on distributions and redemptions for Class A shares of each Fund for
2003 and since inception.

     This  information  may help provide an  indication  of each Fund's risks by showing  changes in  performance  from year to year and by comparing each Fund's performance  with that of a broad-based  securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would be lower if they did. All figures assume  reinvestment of dividends.  Past  performance does not necessarily indicate how a Fund will perform in the future.

Tax Managed Fund

ASAF T. ROWE PRICE TAX MANAGED FUND
28.08%
-23.42%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
2002
2003

Best Quarter	Worst Quarter
Up 15.66% 2nd Quarter 2003	Down 16.65% 2nd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2003

Class A	**1 Year**	**5 Years (or since inception*)**	**10 Years**
Return Before Taxes	20.79%	-2.90%	N/A
Return After Taxes on Distributions	20.79%	-2.90%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	13.52%	-2.46%	N/A
Class B			
Return Before Taxes	21.42%	-2.77%	N/A
Class C			
Return Before Taxes	26.05%	-1.67%	N/A
Class X			
Return Before Taxes	24.49%	-1.95%	N/A
Index			
Standard & Poor's 500 Index	28.67%	N/A	N/A

* Inception date: March 1, 2001.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

14

Marsico Growth Fund

ASAF MARSICO CAPITAL GROWTH FUND
(to be renamed Strategic Partners Capital Growth Fund on or about April 12, 2004)
52.87%
-16.11%
-20.71%
-16.42%
31.35%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
1999
2000
2001
2002
2003

Best Quarter	Worst Quarter
Up 32.72%, 4th Quarter 1999	Down –17.20%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2003

Class A	1 Year	5 Years	10 Years (or since inception*)
Return Before Taxes	23.85%	1.19%	4.23%
Return After Taxes on Distributions	23.85%	1.19%	4.22%
Return After Taxes on Distributions and Sale of Fund Shares	15.51%	1.01%	3.64%
Class B			
Return Before Taxes	24.70%	1.35%	4.55%
Class C			
Return Before Taxes	29.32%	1.51%	4.63%
Class X			
Return Before Taxes	27.78%	1.63%	4.99%
Index			
Standard & Poor's 500 Index	28.67%	1.78%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

15

REASONS FOR THE TRANSACTION

     The  Directors,  including  all of the  Directors  who are not  "interested
persons"  of  the  Company  (the   "Independent   Directors")  have  unanimously
determined  that  the  Transaction  would  be  in  the  best  interests  of  the shareholders  of the Tax Managed  Fund and the Marsico  Growth Fund and that the interests of the  shareholders  of Tax Managed Fund and the Marsico  Growth Fund
would not be  diluted  as a result  of the  Transaction.  At a  meeting  held on
November  19, 2003,  the Board  considered  a number of factors,  including  the following:

     o the  compatibility  of the Funds'  investment  objectives,  policies  and restrictions;

     o the relative past and current growth in assets and investment performance of the Funds and their respective future prospects for growth;

     o the relative  expense  ratios of the Funds and the impact of the proposed
Transaction on the expense ratios;

     o the estimated costs of the Transaction,  which will be borne by PI or its affiliates;

     o the anticipated tax  consequences of the Transaction with respect to each
Fund and its shareholders;

     o the  relative  size of the Tax  Managed  Fund as  compared to the Marsico
Growth Fund;

     o the past and  anticipated  future  inability  of the Tax Managed  Fund to achieve satisfactory asset growth; and

     o the potential benefits of the proposed Transaction to the shareholders of each Fund, including long-term economies of scale.

     At the  November  19  meeting,  the  Investment  Managers  recommended  the
Transaction  to the Board.  In  recommending  the  Transaction,  the  Investment
Managers advised the Board that the Funds have comparable investment objectives, and  similar  policies  and  investment  portfolios.  Moreover,  the  Investment
Managers reported that the Funds have similar  investment  styles.  Although the shareholders  of the Tax Managed Fund will pay investment  management  fees at a higher rate as shareholders  of the Marsico Growth Fund and the  shareholders of the Tax Managed Fund are expected to receive increased taxable realized gain and
dividend   distributions  as  shareholders  of  the  Marsico  Growth  Fund,  the
Investment  Managers expressed the belief that the Transaction would benefit the shareholders  of each of the Funds.  In this  regard,  the  Investment  Managers advised the Board that,  as of  September  30,  2003,  the Tax Managed  Fund had
attracted net assets of approximately $8 million,  while the Marsico Growth Fund had  assets of  approximately  $644  million  at that  date.  In  addition,  the
Investment Managers advised the Board that the Tax Managed Fund has higher total cost  structures  and  higher  expense  ratios  (before  fee  waivers or expense reimbursements) as compared to the Marsico Growth Fund. Accordingly,  by merging the Funds, the Tax Managed Fund's  shareholders would enjoy a greater asset base over which expenses may be spread. The Board considered the Investment Managers'
advice that if the merger is  approved,  shareholders  of the Tax Managed  Fund, regardless of the class of shares they own,  should  realize a reduction in both the net annual operating  expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment,  although there can be no assurance that operational savings will be realized. In addition,  the
Board considered  that, even though expenses would not immediately  decrease for the Marsico Growth Fund, the incremental assets should help to stabilize certain non-distribution  related expenses. The Investment Managers also expressed their belief that a merger of the Tax Managed Fund into the Marsico Growth Fund should facilitate  marketing  efforts  for the  Marsico  Growth  Fund and, in doing so, potentially  would enhance asset growth for the benefit of  shareholders of both
Funds. The Board was advised that the expenses  associated with the solicitation of proxies would be borne by the PI or its affiliates.

     The Board, including a majority of the Independent  Directors,  unanimously concluded that the  Transaction is in the best interests of the  shareholders of the Tax Managed  Fund and the Marsico  Growth Fund and that no dilution of value would result to the  shareholders  of the Tax Managed Fund or the Marsico Growth
Fund  from  the  Transaction.  Consequently,  the  Board  approved  the Plan and recommended  that  shareholders  of the Tax  Managed  Fund vote to  approve  the
Transaction.

     For the  reasons  discussed  above,  the  Board  of  Directors  unanimously recommends that you vote For the Plan.

     If  shareholders of the Tax Managed Fund do not approve the Plan, the Board will  consider  other  possible  courses  of action  for the Tax  Managed  Fund, including, among others,  consolidation of the Tax Managed Fund with one or more funds of the Company other than the Marsico Growth Fund or  unaffiliated  funds.
In the event that the  shareholders  of the Tax Managed  Fund do not approve the plan, the Investment Managers also would consider  recommending to the Board and shareholders  the  liquidation  of the Tax Managed Fund in light of its past and anticipated  future inability to attract  sufficient assets to support long-term viability.  A liquidation  of the Tax Managed Fund would result in taxable gains or losses for most shareholders of the Tax Managed Fund.

INFORMATION ABOUT THE TRANSACTION

     This is only a  summary  of the  Plan.  You  should  read the  actual  Plan attached as Exhibit A.

Closing of the Transaction

     If  shareholders  of the Tax Managed Fund approve the Plan, the Transaction will take place after various  conditions are satisfied by the Company on behalf of the Tax Managed Fund and the Marsico Growth Fund,  including the  preparation of certain documents.  The Company will determine a specific date for the actual
Transaction  to  take  place.   This  is  called  the  "closing  date."  If  the
shareholders  of the Tax Managed Fund do not approve the Plan,  the  Transaction will not take place and the Board will consider  alternative courses of actions, as described above.

     If the  shareholders  of the Tax Managed  Fund  approve  the Plan,  the Tax
Managed Fund will deliver to the Marsico  Growth Fund  substantially  all of its assets on the closing  date. As a result,  shareholders  of the Tax Managed Fund will  beneficially own shares of the Marsico Growth Fund that, as of the date of the exchange,  have a value equal to the dollar value of the assets delivered to the Marsico  Growth Fund.  The stock transfer books of the Tax Managed Fund will be permanently closed on the closing date. Requests to transfer or redeem assets allocated  to the Tax Managed Fund may be submitted at any time before the close of the NYSE on the closing  date and  requests  that are received in proper form prior to that time will be effected prior to the closing.

     To the extent  permitted  by law,  the Company  may amend the Plan  without shareholder approval. It may also agree to terminate and abandon the Transaction at any time before or, to the extent  permitted  by law,  after the  approval by shareholders of the Tax Managed Fund.

Expenses of the Transaction

     The  expenses  resulting  from the  Transaction  will be paid by PI (or its affiliates).  The  Funds  will  not  incur  any  expenses  associated  with  the
Transaction.   The  portfolio  securities  of  the  Tax  Managed  Fund  will  be transferred  in-kind to the Marsico Growth Fund.  Accordingly,  the  Transaction
will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

     The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free  reorganization  under the Code.  It is a condition to each Fund's obligation  to complete  the  Transaction  that the Funds will have  received an opinion from Stradley Ronon Stevens & Young, LLP, based upon representations made by each Fund,  and upon certain  assumptions,  substantially  to the effect that:

     1. The  acquisition  by the  Marsico  Growth  Fund of the assets of the Tax
Managed Fund in exchange solely for voting shares of the Marsico Growth Fund and the assumption by the Marsico Growth Fund of the liabilities, if any, of the Tax
Managed Fund,  followed by the  distribution  of the Marsico  Growth Fund shares acquired by the Tax Managed Fund pro rata to its shareholders, will constitute a reorganization  within the  meaning of Section  368(a)(1)  of the Code,  and the
Marsico  Growth  Fund  and the Tax  Managed  Fund  each  will be "a  party  to a reorganization" within the meaning of Section 368(b) of the Code;

     2. The shareholders of the Tax Managed Fund will not recognize gain or loss upon the  exchange  of all of their  shares of the Tax  Managed  Fund solely for
shares  of  the  Marsico   Growth   Fund,   as   described   in  this   combined
Prospectus/Proxy Statement and the Plan;

     3. No gain or loss  will be  recognized  by the Tax  Managed  Fund upon the transfer of its assets to the Marsico  Growth Fund in exchange  solely for Class
A,  Class B,  Class C, and Class X shares  of the  Marsico  Growth  Fund and the assumption  by the Marsico  Growth Fund of the  liabilities,  if any, of the Tax
Managed  Fund.  In addition,  no gain or loss will be  recognized by the Marsico
Growth Fund on the  distribution  of such shares to the  shareholders of the Tax
Managed Fund in liquidation of the Tax Managed Fund;

     4. No gain or loss will be recognized  by the Marsico  Growth Fund upon the acquisition of the assets of the Tax Managed Fund in exchange  solely for shares of the Marsico Growth Fund and the assumption of the liabilities, if any, of the
Tax Managed Fund;

     5. Marsico Growth Fund's basis for the assets acquired from the Tax Managed
Fund will be the same as the basis of these  assets when held by the Tax Managed
Fund  immediately  before the  transfer,  and the holding  period of such assets acquired by the Marsico  Growth  Fund will  include the holding  period of these assets when held by the Tax Managed Fund;

     6. Tax  Managed  Fund's  shareholders'  basis for the shares of the Marsico
Growth Fund to be received by them  pursuant to the  reorganization  will be the same as their basis in the Tax Managed Fund's shares exchanged; and

     7. The holding  period of the Marsico  Growth Fund shares to be received by the  shareholders  of the Tax Managed  Fund will  include the holding  period of their Tax Managed Fund shares  exchanged,  provided such Tax Managed Fund shares were held as capital assets on the date of the exchange.

     Shareholders  of the Tax Managed  Fund should  consult  their tax  advisers regarding  the tax  consequences  to them of the  Transaction  in light of their individual circumstances.  In addition, because the foregoing discussion relates
only  to  the  U.S.   federal  income  tax   consequences  of  the  Transaction,
shareholders  also should  consult  their tax  advisers  as to state,  local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Marsico Growth Fund shares

     Shares of the Marsico Growth Fund will be distributed  to  shareholders  of the Tax Managed Fund and will have the same legal  characteristics as the shares of the  Tax  Managed  Fund  with  respect  to such  matters  as  voting  rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction

     The following table sets forth, as of October 31, 2003, the  capitalization of shares of the Tax Managed Fund,  and the Marsico  Growth Fund. The table also shows the projected capitalization of the Marsico Growth Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization of the Marsico
Growth Fund is likely to be different when the Transaction is consummated.

Class A
                                                                                                      Tax Managed Fund               Marsico Growth Fund                                         Marsico Growth Fund Projected after Transaction
                                                                                                                  ----                       -----------

                                                                                                                                                                        Adjustments                                (unaudited)
                                                                                                                                                                        -----------                                -----------

Net assets ..............................................................................                          $1,342,278                     $148,051,946                                                           $149,394,224

Total shares outstanding ................................................................                             144,333                       11,350,721                      (41,398)                               11,453,656

Net asset value per share................................................................                               $9.30                           $13.04                                                                 $13.04

Class B

                                                                                                                                                                                                 Marsico Growth Fund Projected after Transaction
                                                                                                      Tax Managed Fund               Marsico Growth Fund                Adjustments                                (unaudited)
                                                                                                                  ----                       -----------                -----------                                -----------

Net assets ..............................................................................                          $2,693,613                     $320,738,365                                                             $323,431,978

Total shares outstanding ................................................................                             293,566                       25,223,615                      (81,804)                                 25,435,377

Net asset value per share................................................................                               $9.18                           $12.72                                                                   $12.72

Class C

                                                                                                                                                                                                 Marsico Growth Fund Projected after Transaction
                                                                                                      Tax Managed Fund               Marsico Growth Fund                Adjustments                                (unaudited)
                                                                                                                  ----                       -----------                -----------                                -----------

Net assets ..............................................................................                          $4,629,494                     $178,254,579                                                             $182,884,073

Total shares outstanding ................................................................                             503,928                       14,033,673                     (139,401)                                 14,398,200

Net asset value per share................................................................                               $9.19                           $12.70                                                                   $12.70

Class X

                                                                                                                                                                                                 Marsico Growth Fund Projected after Transaction
                                                                                                      Tax Managed Fund               Marsico Growth Fund                Adjustments                                (unaudited)
                                                                                                                  ----                       -----------                -----------                                -----------

Net assets ..............................................................................                            $158,744                      $53,036,138                                                              $53,194,882

Total shares outstanding ................................................................                              17,310                        4,178,286                       (4,801)                                  4,190,795

Net asset value per share................................................................                               $9.17                           $12.69                                                                   $12.69

VOTING INFORMATION

Required Vote

     Shareholders  of record of the Tax Managed  Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were 647,848.9 shares of the Tax Managed Fund issued and outstanding.

     The  presence  in person or by proxy of the  holders of a  majority  of the outstanding  shares of the Tax Managed Fund  entitled to be voted at the Meeting is  required to  constitute  a quorum of the Tax  Managed  Fund at the  Meeting.
Shares  beneficially  held by  shareholders  present in person or represented by proxy at the Meeting  will be counted for the purpose of  calculating  the votes cast on the issues before the Meeting.  If a quorum is present,  the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Tax Managed Fund outstanding and entitled to vote thereon is necessary to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of the Tax Managed Fund held at the close of business on the Record Date.

     Shares held by  shareholders  present in person or  represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting. An abstention by a shareholder,  either by proxy or by vote in person at a Meeting, has the same effect as a negative  vote.  Under  existing NYSE rules,  it is not expected that brokers will be permitted to vote Tax Managed Fund shares in their discretion.  In  addition,  there is only one  proposal  being  presented  for a shareholder vote. As a result, the Funds do not anticipate any broker non-votes.
The Company will forward  proxy  materials to record  owners for any  beneficial owners that such record owners may represent.

     ..................Shareholders  having  more  than one  account  in the Tax
Managed Fund  generally  will receive a single  proxy  statement  and a separate proxy card for each account,  including separate proxy cards. It is important to mark, sign, date and return all proxy cards received.

     ..................In  the event that  sufficient  votes to approve the Plan are  not  received,  the  persons  named  as  proxies  may  propose  one or more adjournments of the Meeting to permit further  solicitation of proxies. Any such adjournment  will  require the  affirmative  vote of a majority of those  shares represented  at the Meeting in person or by proxy.  The persons named as proxies will vote those  proxies  that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

     ..................The  Company  is  not  required  to  hold  and  will  not ordinarily hold annual shareholders'  meetings.  The Board of Directors may call special  meetings of the shareholders for action by shareholder vote as required by the Investment Company Act or the Company's governing documents.

     ..................Pursuant  to rules adopted by the SEC, a shareholder  may include  in proxy  statements  relating  to  annual  and other  meetings  of the shareholders of the Company certain proposals for shareholder action which he or she intends to introduce at such special meetings; provided, among other things, that such  proposal  is  received  by the  Company a  reasonable  time  before a solicitation  of  proxies  is made  for such  meeting.  Timely  submission  of a proposal does not necessarily mean that the proposal will be included.

     The Board of  Directors  intends to bring before the Meeting the matter set forth in the foregoing Notice. The Directors do not expect any other business to be brought  before the  Meeting.  If,  however,  any other  matters are properly presented to the Meeting for action,  it is intended  that the persons  named in the enclosed proxy will vote in accordance  with their  judgment.  A shareholder executing  and returning a proxy may revoke it at any time prior to its exercise by  written  notice of such  revocation  to the  Secretary  of the  Company,  by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote

                  You can vote your shares in any one of four ways:
o.................By mail, with the enclosed proxy card.
o                 In person at the Meeting.
                                    o                 By phone
                                    o                 Over the Internet

     If you simply sign and date the proxy but give no voting instructions, your shares  will be voted in favor of the Plan and in  accordance  with the views of management  upon  any  unexpected  matters  that  come  before  the  Meeting  or adjournment of the Meeting.

Solicitation of voting instructions

     Voting   instructions  will  be  solicited   principally  by  mailing  this
Prospectus/Proxy  Statement and its  enclosures,  but  instructions  also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Company.  In addition,  the Company
has  engaged  Georgeson  Shareholder  Communications,   Inc.  ("Georgeson"),   a
professional  proxy solicitation firm, to assist in the solicitation of proxies.
As  the  Meeting  date  approaches,   you  may  receive  a  phone  call  from  a
representative  of  Georgeson  if the  Company has not yet  received  your vote.
Georgeson  may ask you for  authority,  by  telephone,  to permit  Georgeson  to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

     The Tax Managed Fund and the Marsico Growth Fund are separate series of the
Company,  which is an open-end management investment company registered with the
SEC under the Investment Company Act. Each Fund is, in effect, a separate mutual fund.  Detailed  information about the Company and each Fund is contained in the
Prospectus  for the Funds which is attached  with and  considered a part of this
Prospectus/Proxy  Statement.  Additional  information about the Company and each
Fund is included in the Funds' Statement of Additional Information,  dated March
1,  2004  which has been  filed  with the SEC and is  incorporated  into the SAI relating to this Prospectus/Proxy Statement.

     A copy of the Company's  Annual Report to Shareholders  for the fiscal year ended  October  31,  2003 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the  Company's  Annual  Report  to  Shareholders  for the
fiscal year ended  October 31, 2003 by calling  1-800-752-6342  or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

     The Company,  on behalf of the Funds,  files proxy  materials,  reports and other information with the SEC in accordance with the informational requirements of the  Securities  Exchange Act of 1934 and the  Investment  Company Act. These
materials can be inspected and copied at: the SEC's Public Reference Room at 450
Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC
located in New York City at 233  Broadway,  New York, NY 10279 and in Chicago at
175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC
20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

     The table below sets forth,  as of the Record Date, each  shareholder  that owns of record more than 5% of any class of the Tax Managed Fund.

                            Fund and Share Class                                                         Beneficial Owner Name*                                                             Address                                             Percent
                                                                                                                                                                                                                                               Ownership
                 ASAF T. Rowe Price Tax Managed Fund Class A                                          State Street Bank & Trust Co.                                                    24 Randolph Avenue                                        5.07%
                                                                                                      Cust for the Rollover IRA of                                                     Randolph, NJ 07869
                                                                                                            John W. Donnelly
                 ASAF T. Rowe Price Tax Managed Fund Class A                                                Albert Nicoletti                                                           38 Fox Hill Drive                                         5.01%
                                                                                                                                                                                      Rochester, NY 14609
                 ASAF T. Rowe Price Tax Managed Fund Class A                                                  Pershing LLC                                                               P.O. Box 2052                                           9.06%
                                                                                                                                                                                     Jersey City, NJ 07303
                 ASAF T. Rowe Price Tax Managed Fund Class A                                                  Pershing LLC                                                               P.O. Box 2052                                           17.27%
                                                                                                                                                                                     Jersey City, NJ 07303
                 ASAF T. Rowe Price Tax Managed Fund Class B                                             LPL Financial Services                                                     9785 Towne Centre Drive                                      6.28%
                                                                                                              A/C 4743-3493                                                           San Diego, CA 92121
                 ASAF T. Rowe Price Tax Managed Fund Class B                                                  Pershing LLC                                                               P.O. Box 2052                                           7.22%
                                                                                                                                                                                     Jersey City, NJ 07303
                 ASAF T. Rowe Price Tax Managed Fund Class C                                                Jeromy N. Burnitz                                                        18520 Old Coach Drive                                       5.09%
                                                                                                                                                                                        Poway, CA 92064
                 ASAF T. Rowe Price Tax Managed Fund Class X                                          State Street Bank Simple IRA                                                    34 North 8th Avenue                                        6.31%
                                                                                                        University Otolaryngology                                                   Highland Park, NJ 08904
                                                                                                              Mark Glasgold
                 ASAF T. Rowe Price Tax Managed Fund Class X                                          State Street Bank Simple IRA                                                    34 North 8th Avenue                                        6.35%
                                                                                                        University Otolaryngology                                                   Highland Park, NJ 08904
                                                                                                             Alvin Glasgold
                 ASAF T. Rowe Price Tax Managed Fund Class X                                          State Street Bank Simple IRA                                                      94 Van Dyke Road                                         5.30%
                                                                                                        University Otolaryngology                                                     Princeton, NJ 08540
                                                                                                             Diana Tranquina
                 ASAF T. Rowe Price Tax Managed Fund Class X                                          State Street Bank Simple IRA                                                     15 New Dover Road                                         6.09%
                                                                                                        University Otolaryngology                                                   East Brunswick, NJ 08816
                                                                                                            Michael Goldrich
                 ASAF T. Rowe Price Tax Managed Fund Class X                              State Street Bank Cust for the IRA of Joann McNamara                                        46 Butterfield Drive                                       15.80%
                                                                                                                                                                                      Greenlawn, NY 11740

     *As defined by the Commission, a security is beneficially owned by a person if that person has or shares  voting power or  investment  power with respect to the security.

     As of the Record  Date,  the officers  and  Directors of the Company,  as a group,  beneficially  owned  less than 1% of the  outstanding  voting  shares of either of the Funds.

                                                                                                                                                                                                                          EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

     A                              Form of Plan of Reorganization by American Skandia Advisor Funds, Inc. on behalf of the ASAF T. Rowe Price Tax Managed Fund and the ASAF Marsico Capital Growth Fund

     B                              Prospectus for the ASAF T. Rowe Price Tax Managed Fund and the ASAF Marsico Capital Growth Fund of American Skandia Advisor Funds, Inc. dated March 1, 2004 (enclosed)

     C                              ASAF Annual Report to Shareholders for fiscal year ended October 31, 2003 (enclosed)

                                                                                                                                                                                                                                           A-10

                                                                                                                                                                                                                                        EXHIBIT A

                                                                                                                                                                                                                                  PLAN OF REORGANIZATION

     THIS PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this 19th day of
November,  2003 by American  Skandia  Advisor  Funds,  Inc. (the  "Company"),  a
corporation organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive, Shelton,  Connecticut 06484, on behalf of the ASAF Marsico Capital Growth Fund (the  "Acquiring  Fund") and the ASAF T.
Rowe Price Tax-Managed Fund (the "Acquired  Fund"),  both series of the Company.
Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

     The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the  acquisition by the Acquiring Fund, of  substantially  all of the property, assets and goodwill of the Acquired Fund and the assumption by the
Acquiring Fund of all of the liabilities of the Acquired Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.001 each, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring
Fund  Shares  to the  shareholders  of the  Acquired  Fund  according  to  their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution  of the Acquired Fund as soon as  practicable  after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

     In order to consummate  the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.                Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.
                  --------------------------------------------------------------------------

     (a) Subject to the terms and conditions of this Plan, the Company on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing  assets,  free and clear of all liens, encumbrances,  and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated  amount necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and accountants,  and expenses  of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge its unpaid liabilities on its books at the closing date (as defined in section 3, hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior  to,  and  through,  the  Closing  Date;  and  (iii)  pay such  contingent liabilities as the Board of Directors shall reasonably deem to exist against the
Acquired  Fund,  if any, at the Closing  Date,  for which  contingent  and other appropriate  liabilities  reserves shall be  established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Plan, the Company on behalf of the  Acquiring  Fund shall at the Closing  deliver to the  Acquired  Fund the number of Acquiring Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund ("Acquired Fund Shares") on the Closing
Date by the net  asset  value  per  share  of the  Acquiring  Fund  Shares,  and multiplying the result thereof by the number of outstanding Acquired Fund Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE")
on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately  following the Closing,  the Acquired Fund shall distribute pro rata to its  shareholders  of  record  as of the  close of  business  on the
Closing Date, the Acquiring  Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall  terminate and dissolve.  Such  liquidation and distribution shall be accomplished by the establishment of accounts on the share records  of the  Company  relating  to the  Acquiring  Fund and  noting  in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring Fund Shares
shall be carried to the third decimal place.  The Acquiring Fund shall not issue certificates  representing  the Acquiring  Fund shares in  connection  with such exchange.

2.                Valuation.
                  ----------

     (a) The value of the Acquired  Fund's Net Assets to be  transferred  to the
Acquiring Fund hereunder shall be computed as of the close of regular trading on the  NYSE on the  Closing  Date  (the  "Valuation  Time")  using  the  valuation procedures set forth in Company's currently effective prospectus.

     (b) The  net  asset  value  of a  share  of the  Acquiring  Fund  shall  be determined  to the  third  decimal  point as of the  Valuation  Time  using  the valuation procedures set forth in the Company's currently effective prospectus.

     (c) The net asset value of a share of the Acquired Fund shall be determined to the  third  decimal  point  as of the  Valuation  Time  using  the  valuation procedures set forth in the Company's currently effective prospectus.

3.                Closing and Closing Date.
                  -------------------------

     The consummation of the transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing (the  "Closing  Date")
shall be on or about May 7, 2004, or such earlier or later date as determined by the Company's officers.  The Closing shall take place at the principal office of the Company at 5:00 P.M. Eastern time on the Closing Date. The Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the
Acquired  Fund's Net Assets to be  transferred  to the account of the  Acquiring
Fund at the Acquiring  Fund's  Custodian,  the JP Morgan Chase Bank, 4 MetroTech
Center,  Brooklyn,  NY 11245.  Also,  the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders of record of the  Acquired  Fund  Shares and the  number of full and  fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a  confirmation  evidencing the Acquiring Fund Shares to be credited to the Acquired  Fund's account on the Closing Date to the Secretary of the Company, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in an account on the books of the
Acquiring  Fund in such  manner as the  Company on behalf of  Acquired  Fund may request.

4.                Representations and Warranties by the Company on behalf of the Acquired Fund.
                  -----------------------------------------------------------------------------

     The Company makes the following  representations  and warranties  about the
Acquired Fund:  (a) The Acquired Fund is a series of the Company,  a corporation organized  under the laws of the State of Maryland  and validly  existing and in good  standing  under  the  laws  of  that  jurisdiction.  The  Company  is duly registered  under the  Investment  Company  Act of 1940,  as amended  (the "1940
Act"),  as an open-end,  management  investment  company and all of the Acquired
Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

     (b) The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited number of shares of beneficial  interest's  Acquired Fund shares,  par
value   $0.001   each,   each   outstanding   share  of  which  is  fully  paid,
non-assessable, freely transferable and has full voting rights.

     (c) The financial  statements  appearing in the Company's  Annual Report to
Shareholders   for  the  fiscal  year  ended   October  31,  2003,   audited  by
PricewaterhouseCoopers  LLP,  and  the  financial  statements  appearing  in the
Company's  Semi-Annual  Report to  Shareholders  for the period  ended April 30,
2003,  fairly  present the  financial  position of the Acquired  Fund as of such dates and the results of its operations for the periods  indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The  Company  has the  necessary  power and  authority  to conduct  the
Acquired Fund's business as such business is now being conducted.

     (e) The  Company  on  behalf  of the  Acquired  Fund  is not a party  to or obligated under any provision of the Company's  Amended and Restated  Charter or
By-laws,  or any  contract or any other  commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its  execution  of or performance under this Plan.

     (f)  The   Acquired   Fund  does  not  have  any   unamortized   or  unpaid
organizational fees or expenses.

     (g) The Acquired  Fund has elected to be treated as a regulated  investment company (a "RIC") for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the Acquired
Fund has qualified as a RIC for each taxable year since its inception,  and will
qualify  as  of  the  Closing  Date.  The   consummation  of  the   transactions
contemplated  by this Plan will not cause the  Acquired  Fund to fail to satisfy the requirements of subchapter M of the Code.

     (h) The  Acquired  Fund,  or its  agents,  (i) holds a valid  Form  W-8BEN,
Certificate of Foreign Status of Beneficial Owner for United States  Withholding
(or other  appropriate  series of Form  W-8,  as the case may be),  or Form W-9,
Request for Taxpayer Identification Number and Certification,  for each Acquired
Fund  shareholder of record,  which Form W-8 or Form W-9 can be associated  with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii)
has otherwise timely instituted the appropriate  backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

     5. Representations and Warranties by the Company on behalf of the Acquiring
Fund.
------------------------------------------------------------------------------

     The Company makes the following  representations  and warranties  about the
Acquiring Fund:

     (a) The Acquiring Fund is a series of the Company, a corporation  organized under  the laws of the  State  of  Maryland  and  validly  existing  and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered under the 1940 Act as an open-end,  management investment company and all of the
Acquiring Fund Shares sold have been sold pursuant to an effective  registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

     (b) The Company on behalf of the  Acquiring  Fund is authorized to issue an unlimited number of shares of beneficial  interest's  Acquiring Fund shares, par
value  $0.001   each,   each   outstanding   share  of  which  is  freely  paid,
non-assessable, fully transferable and has full voting rights.

     (c) At the Closing,  Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and  jurisdictions  in which the shares of the Acquired Fund are  presently  eligible for offering to the public, and there are a sufficient  number of Acquiring Fund Shares registered under the
1933 Act to permit the transfers contemplated by this Plan to be consummated.

     (d) The financial  statements  appearing in the Company's  Annual Report to
Shareholders   for  the  fiscal  year  ended   October  31,  2003,   audited  by
PricewaterhouseCoopers  LLP,  and  the  financial  statements  appearing  in the
Company's  Semi-Annual  Report to  Shareholders  for the period  ended April 30,
2003,  fairly  present the  financial  position of the Acquired  Fund as of such dates and the results of its operations for the periods  indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) The  Company  has the  necessary  power and  authority  to conduct  the
Acquiring Fund's business as such business is now being conducted.

     (f) The  Company  on  behalf  of the  Acquiring  Fund is not a party  to or obligated under any provision of the Company's  Amended and Restated  Charter or
By-laws,  or any  contract or any other  commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its  execution  of or performance under this Plan.

     (g) The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986, as
amended  (the  "Code") and the  Acquiring  Fund has  qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date. The consummation  of the  transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.                Representations and Warranties by the Company on behalf of the Funds.
                  ---------------------------------------------------------------------

     The Company makes the following  representations  and warranties  about the
Funds:  (a) The statement of assets and liabilities to be created by the Company for each of the Funds as of the  Valuation  Time for the purpose of  determining the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this
Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding  shares, as of such date, in conformity with generally accepted  accounting  principles applied on a consistent basis.

     (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above,  free and clear of all liens or  encumbrances of any nature whatsoever,  except such imperfections of title or encumbrances as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

     (c)  Except  as  may  be  disclosed  in  the  Company's  current  effective
prospectus,   there  is  no  material  suit,   judicial  action,   or  legal  or
administrative proceeding pending or threatened against either of the Funds.

     (d)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

     (e) The execution,  delivery,  and  performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors, and this
Plan constitutes a valid and binding  obligation  enforceable in accordance with its terms.

     (f) The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the  requirements  of  Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

     (g) The  Company  has the  necessary  power and  authority  to conduct  the business of the Funds, as such business is now being conducted.

7.                Intentions of the Company on behalf of the Funds.
                  -------------------------------------------------

     (a) The  Company  intends to operate  each  Fund's  respective  business as presently conducted between the date hereof and the Closing.

     (b) The  Company  intends  that the  Acquired  Fund  will not  acquire  the
Acquiring Fund Shares for the purpose of making distributions  thereof to anyone other than the Acquired Fund's shareholders.

     (c) The Company on behalf of the  Acquired  Fund  intends,  if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

     (d) The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

     (e) At the Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the  shareholder  ledger  accounts,  certified  by the
Company's transfer agent or its President or a Vice-President to the best of its or his or her  knowledge  and  belief,  for all the  shareholders  of  record of
Acquired Fund Shares as of the Valuation Time who are to become  shareholders of the Acquiring  Fund as a result of the transfer of assets that is the subject of this Plan.

     (f) The  Company  intends  to mail to each  shareholder  of  record  of the
Acquired  Fund  entitled  to vote at the  meeting of its  shareholders  at which action on this  Plan is to be  considered,  in  sufficient  time to comply  with requirements  as to notice  thereof,  a Combined Proxy  Statement and Prospectus that complies in all material respects with the applicable provisions of Section
14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The  Company  intends  to file with the U.S.  Securities  and  Exchange
Commission a registration  statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes effective as promptly as  practicable.  At the time the  Registration  Statement becomes  effective,  it will:  (i)  comply  in all  material  respects  with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein  not  misleading.  At the  time the  Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the  Acquired
Fund,  and at the Closing  Date,  the  prospectus  and  statement of  additional information  included in the Registration  Statement will not contain any untrue statement of a material fact or omit to state a material fact  necessary to make the statements  therein, in the light of the circumstances under which they were made, not misleading.

     8. Conditions  Precedent to be Fulfilled by Company on behalf of the Funds.
-----------------------------------------------------------------------      The
consummation  of the Plan with  respect to the  Acquiring  Fund and the Acquired
Fund shall be subject to the following conditions:

     (a) That:  (i) all the  representations  and  warranties  contained  herein concerning  the Funds shall be true and correct as of the Closing  with the same effect  as  though  made  as of  and  at  such  date;  (ii)  performance  of all obligations  required by this Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company shall execute a certificate  signed by the President or a Vice  President and by the Secretary
or equivalent officer to the foregoing effect.

     (b) That the form of this Plan shall have been  adopted and approved by the appropriate  action of the Board of  Directors  of the  Company on behalf of the
Funds.

     (c) That the U.S.  Securities and Exchange Commission shall not have issued an  unfavorable  management  report  under  Section  25(b)  of the  1940  Act or
instituted  or  threatened  to  institute  any  proceeding   seeking  to  enjoin
consummation of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other  proceeding shall have been instituted or threatened  that would  materially  affect the financial  condition of a Fund or would prohibit the transactions contemplated hereby.

     (d) That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions  shall have been declared for each
Fund, prior to the Closing Date that, together with all previous  distributions, shall have the effect of  distributing  to  shareholders of each Fund (i) all of its  ordinary  income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period.
Capital gain net income has the meaning assigned to such term by Section 1222(9)
of the Code.

     (f) That there shall be  delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory  to it from Messrs.  Stradley  Ronon
Stevens & Young, LLP, counsel to the Company, to the effect that, subject in
all  respects  to  the  effects  of  bankruptcy,   insolvency,   reorganization,
moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

     (1) Acquiring  Fund Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and,  when issued and  delivered as provided in this
Plan, will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

     (2) All  actions  required  to be  taken  by the  Company  and/or  Funds to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

     (3) Neither the  execution,  delivery nor  performance  of this Plan by the
Company violates any provision of the Company's  Amended and Restated Charter or
By-laws,  or the provisions of any agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which  the Funds are  otherwise bound; this Plan is the legal,  valid and binding  obligation of the Company and each Fund and is enforceable  against the Company and/or each Fund in accordance with its terms; and

     (4) The Company's  registration  statement,  of which the prospectus  dated
March 1, 2004  relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending the  effectiveness of such registration statement has been issued, and no proceedings for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities and
Exchange  Commission  under  the 1933 Act,  and  nothing  has come to  counsel's attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such
Prospectus  (except  for  the  financial  statements  and  other  financial  and statistical  data  included  therein,  as to which  counsel  need not express an opinion),  contained any untrue statement of a material fact or omitted to state a  material  fact  required  to be  stated  therein  or  necessary  to make  the statements  therein  not  misleading;  and  such  counsel  knows  of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the  Prospectus that is not described as required.

     In giving  the  opinions  set forth  above,  counsel  may state  that it is relying on certificates of the officers of the Company with regard to matters of
fact,  and  certain   certifications  and  written  statements  of  governmental officials with respect to the good standing of the Company.

     (g) That the Company's Registration Statement with respect to the Acquiring
Fund Shares to be delivered to the Acquired  Fund's  shareholders  in accordance with this Plan shall have become  effective,  and no stop order  suspending  the effectiveness  of the  Registration  Statement or any  amendment  or  supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at  Closing,  and no  proceedings  for the  issuance  of such an order  shall be pending or threatened on that date.

     (h) That the  Acquiring  Fund  Shares to be  delivered  hereunder  shall be eligible for sale by the  Acquiring  Fund with each state  commission  or agency with which such  eligibility  is required in order to permit the Acquiring  Fund
Shares lawfully to be delivered to each shareholder of the Acquired Fund.

     (i) That, at the Closing,  there shall be transferred to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the  total net  assets  and 70% of the fair  market  value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.                Expenses.
                  ---------

     (a) The  Company  represents  and  warrants  that  there  are no  broker or finders' fees payable by it in  connection  with the  transactions  provided for herein.

     (b) The expenses of entering  into and carrying out the  provisions of this
Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.               Termination; Postponement; Waiver; Order.
                  -----------------------------------------

     (a) Anything contained in this Plan to the contrary  notwithstanding,  this
Plan may be  terminated  and  abandoned  at any time  (whether  before  or after approval  thereof by the  shareholders of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by resolution of the Board of Directors,  if circumstances develop that, in the opinion of the
Board, make proceeding with the Plan inadvisable.

     (b) If the transactions contemplated by this Plan have not been consummated by June 30, 2004, the Plan shall automatically  terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

     (c) In the event of  termination  of this Plan  pursuant to the  provisions hereof,  the same shall  become void and have no further  effect with respect to the Acquiring Fund or Acquired Fund, and neither the Company, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

     (d) At any time prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled  to the benefit  thereof by action taken by the  Company's  Board of  Directors  if, in the judgment of such
Board of  Directors,  such  action or waiver  will not have a  material  adverse affect on the benefits intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

     (e) The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be terminated  by the Plan of  Reorganization, and  neither  the  Company  nor  any  of  its  officers,  directors,  agents  or shareholders  nor the  Funds  nor  any of  their  shareholders  shall  have  any liability with respect to such  representations or warranties after the Closing.
This provision shall not protect any officer,  director, agent or shareholder of any of the Funds or the Company  against any  liability  to the entity for which that officer,  director, agent or shareholder so acts or to any of the Company's shareholders  to  which  that  officer,  director,  agent or  shareholder  would otherwise  be  subject  by reason  of  willful  misfeasance,  bad  faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S.  Securities and Exchange  Commission with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions  that are determined by action of the Board of Directors of the  Company  on  behalf  of the  Funds  to be  acceptable,  such  terms  and conditions  shall be binding as if a part of this Plan  without  further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such  terms and conditions  shall  result in a change in the method of  computing  the number of
Acquiring  Fund Shares to be issued to the Acquired Fund in which event,  unless such terms and  conditions  shall have been  included in the proxy  solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated  by this Plan shall have been approved, this Plan shall not be  consummated  and shall  terminate  unless the Company on
behalf  of  the  Acquired  Fund  shall  promptly  call  a  special   meeting  of
shareholders  at  which  such  conditions  so  imposed  shall be  submitted  for approval.

11.               Entire Plan and Amendments.
                  ---------------------------

     This Plan  embodies  the entire  plan of the Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein  provided for. This Plan may be amended only by the Company on behalf of a Fund in writing.  Neither this
Plan nor any interest  herein may be assigned  without the prior written consent of the  Company  on  behalf of the Fund  corresponding  to the Fund  making  the assignment.

12.               Notices.
                  --------

     Any notice,  report,  or demand  required or permitted by any  provision of this  Plan  shall be in  writing  and  shall be  deemed  to have  been  given if delivered or mailed,  first class postage  prepaid,  addressed to the Company at
One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention: Secretary.

13.               Governing Law.
                  --------------

     This Plan shall be governed by and carried out in accordance  with the laws of the State of Maryland.

     IN WITNESS WHEREOF, American Skandia Advisor Funds, Inc., on behalf ASAF T.
Rowe Price Tax  Managed  Fund and the ASAF  Marsico  Capital  Growth  Fund,  has
executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                                                                        AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                                                                        on behalf of
                                                                                                        ASAF T. Rowe Price Tax Managed Fund and the ASAF Marsico Capital Growth Fund

Attest:                                                                                                 By:

-----------------------------                                                                           -------------------------------------------

                                                                                                        Title:

                                                                                                        -------------------------------------------

                                   EXHIBIT B

                         Prospectus Dated March 1, 2004

     The  Prospectus  for the ASAF T. Rowe Price Tax  Managed  Fund and the ASAF
Marsico Capital Growth Fund of American Skandia Advisor Funds,  Inc. dated March
1, 2004, is part of this Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                    EXHIBIT C

                      Annual Report dated October 31, 2003

     American  Skandia Advisor Funds,  Inc.'s Annual Report to Shareholders  for
the fiscal  year ended on October  31,  2003,  is part of this  Prospectus/Proxy
Statement   and  will  be  included  in  the  proxy   solicitation   mailing  to
shareholders.

American Skandia
A Prudential Financial Company
One Corporate Drive
P.O. Box 883
Shelton, CT 06484

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR

PRIORITY MAIL

LABEL BELOW FOR MIS USE ONLY!
PO#M8937 & PO#8937-2
PRUDENTIAL (AMERICAN SKANDIA) #467
ASAF T ROWE PRICE TAX MANAGED FUND &
ASAF INTERNATIONAL EQUITY FUND
ORIGINAL 1UP OVERSIZE 3/18/04 TD
DANI (ASAF TAX MANAGED & INTERANTIONAL EQUITY PRUDENTIAL DM)
REVIEW #1 3/18/04 TD
REVISION #1 3-25-04 KD
REVIEW #2 3-26-04 KD

MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____

OK TO PRINT AS IS* ____________ *By signing this form you are authorizing MIS to print this form in its current state.

____
SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

3 EASY WAYS TO VOTE YOUR PROXY

1. Automated Touch Tone Voting: **Call toll-free 1-800-690-6903** and follow the recorded instructions.
2. On the Internet: **Go to www.proxyweb.com** and follow the on-line directions.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.

If you vote by Touch Tone Telephone or the Internet, do not mail this card.

999 999 999 999 99 ←

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY 07102 ON MAY 3, 2004 AT 11:00 A.M. EASTERN STANDARD TIME.

The undersigned hereby appoints Richard H. Kirk, Marguerite E. H. Morrison, and Grace C. Torres and each of them with full power of substitution, as proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held of record by the undersigned on the record date for the Meeting, upon the matter set forth on the reverse side of this card, and upon any other matter which may properly come before the Meeting, in their discretion.

Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.

Date ____________________

Signature ***(Please sign in box)***

Sign here exactly as name(s) appear on left. Joint owners should each sign personally. If only one signs, his or her signature will be binding. If the shareholder is a trust, custodial account or other entity, the name of the trust or custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is a "Trustee," "Custodian," or other applicable designation. If the shareholder is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

AS Merger 2 - DM

LABEL BELOW FOR MIS USE ONLY!
PO#M8937
PRUDENTIAL (AMERICAN SKANDIA) #467
ASAF T ROWE PRICE TAX MANAGED FUND
ORIGINAL 1UP OVERSIZE 3/18/04 TD
NON-SCANNING CARD
DANI (ASAF TAX MANAGED & INTERNATIONAL EQUITY PRUDENTIAL DM)
REVIEW #1 3/18/04 TD

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OK TO PRINT AS IS* ___________ *By signing this form you are authorizing MIS to print this form in its current state.

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SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. ☒
PLEASE DO NOT USE FINE POINT PENS.

	FOR	AGAINST	ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF T. ROWE PRICE TAX MANAGED FUND AND THE ASAF MARSICO CAPITAL GROWTH FUND OF THE COMPANY, THAT PROVIDES FOR THE ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF THE ASAF T. ROWE PRICE TAX MANAGED FUND IN EXCHANGE FOR SHARES OF ASAF MARSICO CAPITAL GROWTH FUND, THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF THE ASAF T. ROWE PRICE TAX MANAGED FUND, AND THE LIQUIDATION AND DISSOLUTION OF ASAF T. ROWE PRICE TAX MANAGED FUND.	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

TRP Tax Mgd - DM

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                         Dated March 26, 2004

                                                     Acquisition of the Assets of
                                               the ASAF T. Rowe Price Tax Managed Fund,
                                           a series of American Skandia Advisor Funds, Inc.

                                                 By and in exchange for shares of the
                                                 the ASAF Marsico Capital Growth Fund,
                                         also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the ASAF T. Rowe Price Tax Managed Fund for shares of the ASAF Marsico Capital Growth Fund.

         This SAI consists of this Cover Page and American  Skandia Advisor Funds,  Inc.'s  Statement of Additional  Information  dated
March 1, 2004.  Each of these documents is enclosed with and is legally considered to be a part of this SAI:

         This SAI is not a Prospectus;  you should read this SAI in conjunction  with the  Prospectus/Proxy  Statement  dated March 26,
2004,  relating  to  the  above-referenced  transaction.  You  can  request  a  copy  of  the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                           Attachment to SAI

The American  Skandia  Advisor Funds,  Inc.  Statement of Additional  Information  dated March 1, 2004, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated herein by reference to the electronic filings of the Company's SAI made on March 1, 2004 in Form N-1A under Rule 485(b).

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                    FILE NOS. 333-112873 & 811-5186

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION
                                                           -----------------

Item 15.  Indemnification

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph  (a)(5) of the Registrant's Articles of Incorporation and Article V of
the Registrant's By-laws, both incorporated by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities  being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(A), 12(A),
14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of Incorporation of Registrant previously filed with the Registration  Statement filed on Form N-1A on March 10, 1997.

                  (B)      Articles of Amendment of Registrant dated July 3, 1997 previously filed with  Pre-Effective  Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

                  (C)      Articles of Amendment of Registrant dated July 17, 1997 previously filed with  Post-Effective  Amendment No.
                           1 to Registration Statement filed on Form N-1A on October 17, 1997.

                  (D)      Articles Supplementary of Registrant dated December 29, 1997 previously filed with Post-Effective  Amendment
                           No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

                  (E)      Articles  Supplementary of Registrant dated August 14, 1998 previously filed with  Post-Effective  Amendment
                           No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

                  (F)      Articles Supplementary of Registrant dated December 16, 1998 previously filed with Post-Effective  Amendment
                           No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

                  (G)      Articles  Supplementary  of  Registrant  dated  September  24,  1999  previously  filed with  Post-Effective
                           Amendment No. 8 to Registration Statement filed on Form N-1A on October 18, 1999.

                  (H)      Articles Supplementary of Registrant dated February 16, 2000 previously filed with Post-Effective  Amendment
                           No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

                  (I)      Articles  Supplementary of Registrant dated May 1, 2000 previously filed with  Post-Effective  Amendment No.
                           12 to Registration Statement filed on Form N-1A on August 22, 2000.

                  (J)      Articles Supplementary of Registrant dated September 8, 2000 previously filed with Post-Effective  Amendment
                           No. 13 to Registration Statement filed on Form N-1A on December 15, 2000.

                  (K)      Articles of Amendment of Registrant dated September 8, 2000 previously filed with  Post-Effective  Amendment
                           No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (L)      Articles Supplementary of Registrant dated February 27, 2001 previously filed with Post-Effective  Amendment
                           No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (M)      Articles of Amendment of Registrant dated February 27, 2001 previously filed with  Post-Effective  Amendment
                           No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (N)      Articles of Amendment of Registrant dated September 7, 2001 previously filed with  Post-Effective  Amendment
                           No. 16 to Registration Statement filed on Form N-1A on September 14, 2001.

                  (O)      Articles of Amendment of Registrant dated November 30, 2001 previously filed with  Post-Effective  Amendment
                           No. 18 to Registration Statement filed on Form N-1A on December 10, 2001.

                  (P)      Articles of Amendment of Registrant dated February 26, 2002 previously filed with  Post-Effective  Amendment
                           No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

                  (Q)      Articles of Amendment of Registrant  dated April 24, 2002  previously  filed with  Post-Effective  Amendment
                           No. 22 to Registration Statement filed on Form N-1A on April 30, 2002.

                  (R)      Articles of Amendment of Registrant  dated July 1, 2002 previously filed with  Post-Effective  Amendment No.
                           23 to Registration Statement filed on Form N-1A on December 26, 2002.

                  (S)      Articles of Amendment of Registrant dated November 11, 2002 previously filed with  Post-Effective  Amendment
                           No. No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

                  (T)      Articles of Amendment of Registrant dated December 15, 2003 previously filed with  Post-Effective  Amendment
                           No. 26 to Registration Statement filed on Form N-1A on December 29, 2003.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective  Amendment No. 26 to Registration  Statement
                           filed on Form N-1A on December 29, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles of  Incorporation of Registrant  previously  filed with the  Registration  Statement filed on Form
                            N-1A on March 10,  1997,  Articles  of  Amendment  and  Articles  Supplementary  of  Registrant  filed with
                            Pre-Effective  Amendment No. 3 and  Post-Effective  Amendments  No. 1, 3, 5, 8, 10, 12, 13, 14, 16, 18, 20,
                            22, 23 and 26 to the Registration  Statement on Form N-1A on July 11, 1997, October 17, 1997, June 5, 1998,
                            December 31, 1998,  October 18, 1999,  March 2, 2000,  August 22, 2000,  December 15, 2000,  March 1, 2001,
                            September 14, 2001,  December 10, 2001, March 1, 2002,  April 30, 2002,  December 26, 2002 and December 29,
                            2003,  respectively,  and  By-laws of the  Registrant  filed with  Post-Effective  Amendment  No. 25 to the
                            Registration Statement filed on Form N-1A on May 29, 2003.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement  between  Registrant  and each of Prudential  Investments  LLC and
                           American  Skandia  Investment   Services,   Incorporated  for  each  Portfolio  was  previously  filed  with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and William  Blair & Company,  LLC for the ASAF  International  Equity Fund was  previously filed previously filed with Post-Effective  Amendment No. 26 to Registration Statement filed on Form N-1A on
                           December 29, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and William Blair & Company,  LLC for the ASAF William Blair  International  Growth Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (D)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Pilgrim  Baxter  &  Associates,  Ltd.  for the ASAF  PBHG  Small-Cap  Growth  Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (E)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Deutsche Asset  Management,  Inc. for the ASAF DeAM Small-Cap Growth Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (F)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and GAMCO  Investors,  Inc. for the ASAF Gabelli  Small-Cap Value Fund was previously  filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Goldman Sachs Asset Management,  L.P. for the ASAF Goldman Sachs Mid-Cap Growth Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Neuberger Berman  Management,  Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (I)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO  Technology  Fund was previously  filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO  Health  Sciences  Fund was  previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (K)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and ProFund  Advisors LLC for the ASAF ProFund  Managed OTC Fund was previously  filed with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (L)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Marsico  Capital  Management,  LLC for the ASAF Marsico  Capital  Growth Fund was filed previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (M)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Goldman Sachs Asset  Management,  L.P. for the ASAF Goldman Sachs  Concentrated  Growth
                           Fund was previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Deutsche Asset  Management,  Inc. for the ASAF DeAM Large-Cap Growth Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (O)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and T. Rowe  Price  Associates,  Inc.  for the ASAF T.  Rowe  Price  Tax  Managed  Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (P)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Sanford C.  Bernstein & Co.,  LLC for the ASAF  Sanford  Bernstein  Core Value Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (Q)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford  Bernstein  Managed Index 500 Fund
                           was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on
                           May 9, 2003.

                  (R)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Alliance  Capital  Management  L.P. for the ASAF  Alliance  Growth and Income Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (S)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and  Massachusetts  Financial  Services Company for the ASAF MFS Growth with Income Fund was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO Capital Income Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (U)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and American Century  Investment  Management,  Inc. for the ASAF American Century  Strategic
                           Balanced Fund was previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on
                           Form N-1A on May 9, 2003.

                  (V)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Federated  Investment  Counseling  for the ASAF  Federated  High  Yield  Bond Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (W)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Pacific Investment  Management Company LLC for the ASAF PIMCO Total Return Bond Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (X)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Wells Capital  Management,  Incorporated  for the ASAF Money Market Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form of Amended and  Restated  Underwriting  and  Distribution  Agreement  between  Registrant  and American
                           Skandia Marketing,  Incorporated was previously filed with  Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (B)      Form of Sales Agreement  between  Registrant and American  Skandia  Marketing,  Incorporated  was previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  directors  or  officers  of the  Registrant  in their  capacity as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  (A)      Form  of  Deferred  Compensation  Plan  was  previously  filed  with  Post-Effective  Amendment  No.  10  to
                           Registration Statement filed on Form N-1A on March 2, 2000.

                  (B)      Form of Amendment to Deferred  Compensation Plan was previously filed with  Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody  Agreement  between  Registrant  and PNC Bank was  previously  filed  with  Pre-Effective  Amendment  No. 2 to
                           Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust  Company was  previously  filed with  Pre-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(C)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with  Post-Effective  Amendment
                           No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(D)      Form of Custody  Manager  Delegation  Amendment  between  Registrant and The Chase  Manhattan  Bank was previously  filed with
                           Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 17, 2001.

(E)      Form of  Amendment to Custody  Agreement  between  Registrant  and PFPC Trust  Company  previously  filed with  Post-Effective
                           Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  directors  describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan for  Class A Shares  was  previously  filed  with  Pre-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan for Class B Shares  was  previously  filed  with  Post-Effective
                             Amendment No. 24 to Registration Statement filed on Form N-1A on February 28, 2003.

                  (C)        Form of  Distribution  and  Service  Plan for  Class C Shares  was  previously  filed  with  Pre-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan for  Class X Shares  was  previously  filed  with  Pre-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of  Distribution  and Service Plan for New Class X Shares was  previously  filed with  Post-Effective
                             Amendment No. 24 to Registration Statement filed on Form N-1A on February 28, 2003.

                  (F)        Form of Rule  18f-3  Plan was  previously  filed  with  Post-Effective  Amendment  No.  8 to  Registration
                             Statement filed on Form N-1A on October 18, 1999.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 24 to  Registration
                           Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all  material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Form of Administration  Agreement between Registrant and PFPC Inc. was previously filed with Pre-Effective  Amendment No. 2 to the Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Transfer  Agency and Service  Agreement  between  Registrant and American  Skandia Fund Services,  Inc. was previously filed with Post-Effective  Amendment No. 17 to the Registration  Statement filed on Form N-1A on October 11,
                           2001.

(C)      Form of Sub-transfer  Agency and Service  Agreement  between  American  Skandia Fund Services,  Inc. and Boston Financial Data
                           Services,  Inc. was previously  filed with  Post-Effective  Amendment No. 18 to the  Registration  Statement
                           filed on Form N-1A on December 10, 2001.

(D)      Form of Administration  Agreement between  Registrant and American Skandia  Investment  Services,  Incorporated was previously filed with  Post-Effective  Amendment No. 12 to the Registration  Statement filed on Form N-1A on August 22,
                           2000.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of independent auditors, PricewaterhouseCoopers LLP, is filed herewith as Exhibit No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of prospectus which is part of this  registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the Securities  Act, the reoffering  prospectus will contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The  undersigned  Registrant  agrees that every  prospectus  that is filed under paragraph (1) above will be filed as part of an  amendment to the  registration  statement  and will not be used until the  amendment is effective,  and that, in determining any liability under the 1933 Act, each  post-effective  amendment shall be deemed to be a new registration  statement for the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                              SIGNATURES
                                                              ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of
Shelton and State of Connecticut, on the 30th day of March, 2004.

                                                                       American Skandia Advisor Funds, Inc.
                                                                       ------------------------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/Judy A. Rice*                            Director and President (Principal           3/30/04
---------------                                                                         -------
Judy A. Rice                                Executive Officer)

/s/Grace Torres                             Treasurer (Principal                        3/30/04
---------------                                                                         -------
Grace Torres                                Financial and Accounting
                                            Officer)

/s/David E.A. Carson*                       Director                                    3/30/04
--------------------                                                                    -------
David E.A. Carson

/s/Robert E. LaBlanc*                       Director                                    3/30/04
---------------------                                                                   -------
Robert E. LaBlanc

/s/Douglas H. McCorkindale*                 Director                                    3/30/04
---------------------------                                                             -------
Douglas H. McCorkindale

/s/Richard A. Redeker*                      Director                                    3/30/04
---------------------                                                                   -------
Richard A. Redeker

/s/Robin B. Smith*                          Director                                    3/30/04
------------------                                                                      -------
Robin B. Smith

/s/Stephen Stoneburn*                       Director                                    3/30/04
--------------------                                                                    -------
Stephen Stoneburn

/s/Clay T. Whitehead*                       Director                                    3/30/04
---------------------                                                                   -------
Clay T. Whitehead

/c/Robert F. Gunia*                         Director                                    3/30/04
------------------                                                                      -------
Robert F. Gunia

                                         *By:  /s/Edward P. Macdonald
                                             ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed.

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Articles of Incorporation of Registrant                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(B)                         Articles of Amendment of Registrant dated July 3, 1997              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(C)                         Articles of Amendment of Registrant dated July 17, 1997             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(D)                         Articles Supplementary of Registrant dated December 29, 1997        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(E)                         Articles Supplementary of Registrant dated August 14, 1998          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(G)                         Articles Supplementary of Registrant dated December 16, 1998        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(H)                         Articles Supplementary of Registrant dated February 16, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(I)                         Articles Supplementary of Registrant dated May 1, 2000              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(J)                         Articles Supplementary of Registrant dated September 8, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(K)                         Articles of Amendment of Registrant dated September 8, 2000         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(L)                         Articles Supplementary of Registrant dated February 27, 2001        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(M)                         Articles of Amendment of Registrant dated February 27, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(N)                         Articles of Amendment of Registrant dated September 7, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(O)                         Articles of Amendment of Registrant dated November 30, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(P)                         Articles of Amendment of Registrant dated February 26, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(Q)                         Articles of Amendment of Registrant dated April  24, 2002           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(R)                         Articles of Amendment of Registrant dated July 1, 2002              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(S)                         Articles of Amendment of Registrant dated November 11, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(T)                         Articles of Amendment of Registrant dated December 15, 2003         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Equity
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Growth
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Mid-Cap Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the ASAF Neuberger Berman
                               Mid-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the ASAF Marsico Capital
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Concentrated Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax
                               Managed Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Core Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Managed Index 500 Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the ASAF Alliance Growth and
                               Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the ASAF MFS Growth
                               with Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the ASAF
                               American Century Strategic Balanced Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the ASAF Federated High Yield
                               Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the ASAF PIMCO
                               Total Return Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the ASAF Money Market
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Form of Amended and Restated Underwriting and Distribution          *
                               Agreement between Registrant and American Skandia Marketing,
                               Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(B)                         Form of Sales Agreement between Registrant and American Skandia     *
                               Marketing, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(A)                         Form of Deferred Compensation Plan                                  *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(B)                         Form of Amendment to Deferred Compensation Plan                     *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Form of Custody Agreement between Registrant and PNC Bank           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Form of Custody Agreement between Registrant and Morgan Stanley     *
                               Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Form of Amendment to Custody Agreement between Registrant and PNC   *
                               Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Form of Custody Manager Delegation Amendment between Registrant     *
                               and The Chase Manhattan Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Form of Amendment to Custody Agreement between Registrant and       *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Distribution and Service Plan for Class A Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(B)                        Form of Distribution and Service Plan for Class B Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(C)                        Form of Distribution and Service Plan for Class C Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(D)                        Form of Distribution and Service Plan for Class X Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(E)                        Form of Distribution and Service Plan for New Class X Shares        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(F)                        Form of Rule 18f-3 Plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Form of Administration Agreement between Registrant and PFPC Inc.   *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Form of Transfer Agency and Service Agreement between Registrant    *
                               and American Skandia Fund Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(C)                        Form of Sub-transfer Agency and Service Agreement between           *
                               American Skandia Fund Services, Inc. and Boston Financial Data
                               Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(D)                        Form of Administration Agreement between Registrant and American    *
                               Skandia Investment Services, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, PricewaterhouseCoopers  LLP        Attached
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------